UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Wealth Builder Fund

May 31, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

The Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2021 to May 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

Delaware Wealth Builder Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/21	5/31/22	Expense Ratio	12/1/21 to 5/31/22*
Actual Fund return†
Class A	$1,000.00	$991.10	1.08%	$5.36
Class C	1,000.00	987.30	1.83%	9.07
Class R	1,000.00	990.50	1.33%	6.60
Institutional Class	1,000.00	993.00	0.83%	4.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.55	1.08%	$5.44
Class C	1,000.00	1,015.81	1.83%	9.20
Class R	1,000.00	1,018.30	1.33%	6.69
Institutional Class	1,000.00	1,020.79	0.83%	4.18

*“	Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10 equity holdings
Delaware Wealth Builder Fund	As of May 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	2.72%
Collateralized Debt Obligations	0.20%
Convertible Bonds	6.52%
Corporate Bonds	12.81%
Automotive	0.25%
Banking	1.68%
Basic Industry	0.65%
Capital Goods	0.43%
Communications	0.87%
Consumer Cyclical	0.43%
Consumer Goods	0.12%
Consumer Non-Cyclical	0.63%
Electric	0.60%
Energy	1.67%
Financials	0.63%
Healthcare	0.62%
Insurance	0.52%
Leisure Time	0.41%
Media	0.62%
Natural Gas	0.05%
Real Estate Investment Trusts	0.07%
Retail	0.31%
Services	0.27%
Technology	0.84%
Technology & Electronics	0.20%
Telecommunications	0.41%
Transportation	0.32%
Utilities	0.21%
Non-Agency Asset-Backed Securities	0.22%
Non-Agency Collateralized Mortgage Obligations	0.03%
Non-Agency Commercial Mortgage-Backed Securities	1.27%
Sovereign Bonds	1.46%
Supranational Banks	0.27%
US Treasury Obligations	8.65%
Common Stocks	57.20%
Banking	0.00%
Communication Services	3.43%

Security type / sector allocation and top 10 equity holdings
Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets
Consumer Discretionary	6.84%
Consumer Staples	3.89%
Energy	4.46%
Financials	6.87%
Healthcare	8.97%
Industrials	3.19%
Information Technology	13.10%
Materials	1.33%
Media	0.00%
REIT Diversified	0.49%
REIT Healthcare	0.42%
REIT Hotel	0.08%
REIT Industrial	0.43%
REIT Information Technology	0.23%
REIT Mall	0.08%
REIT Manufactured Housing	0.12%
REIT Multifamily	0.99%
REIT Office	0.15%
REIT Self-Storage	0.36%
REIT Shopping Center	0.32%
REIT Single Tenant	0.19%
REIT Specialty	0.31%
Utilities	0.95%
Convertible Preferred Stock	1.42%
Exchange-Traded Funds	2.57%
Limited Partnerships	1.77%
Leveraged Non-Recourse Security	0.00%
Options Purchased	0.00%
Short-Term Investments	2.39%
Total Value of Securities Before Options Written	99.50%
Options Written	(0.00%)
Receivables and Other Assets Net of Liabilities	0.50%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	2.16%
Microsoft	2.01%
Johnson & Johnson	1.41%
ConocoPhillips	1.32%
Broadcom	1.16%
Merck & Co.	1.11%
TJX	1.04%
MetLife	1.03%
Verizon Communications	1.00%
Exxon Mobil	0.90%

Schedule of investments
Delaware Wealth Builder Fund	May 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities – 2.72%
Fannie Mae
4.50% 2/1/44	46,320	$48,057
Fannie Mae S.F. 15 yr
2.00% 2/1/36	142,237	134,533
2.50% 7/1/36	260,527	252,501
Fannie Mae S.F. 20 yr
2.00% 3/1/41	42,314	38,219
2.00% 5/1/41	181,331	163,795
3.00% 3/1/33	255,358	251,724
Fannie Mae S.F. 30 yr
2.00% 12/1/50	23,629	21,033
2.00% 1/1/51	68,844	61,371
2.00% 2/1/51	45,736	40,800
2.00% 3/1/51	46,017	41,045
2.00% 5/1/51	276,609	246,109
2.00% 6/1/51	901,950	804,512
2.50% 1/1/43	19,388	18,059
2.50% 6/1/51	31,490	29,257
2.50% 8/1/51	470,411	434,744
2.50% 2/1/52	839,940	775,429
3.00% 11/1/48	10,350	10,014
3.00% 12/1/49	5,619	5,388
3.00% 3/1/50	86,758	83,583
3.00% 7/1/50	165,311	159,206
3.00% 7/1/51	173,234	165,847
3.00% 8/1/51	74,447	71,115
3.00% 3/1/52	853,244	813,440
3.50% 12/1/47	299,132	296,629
3.50% 1/1/48	93,992	93,285
3.50% 2/1/48	55,414	55,068
3.50% 11/1/48	15,559	15,463
3.50% 12/1/49	170,259	168,355
3.50% 1/1/52	678,362	666,373
3.50% 5/1/52	297,656	293,145
4.00% 4/1/47	8,666	8,846
4.00% 6/1/48	99,667	101,177
4.00% 9/1/48	4,284	4,330
4.00% 6/1/49	7,922	8,047
4.50% ω	270,000	274,683
4.50% 10/1/45	61,074	63,683
4.50% 11/1/47	31,383	32,862
4.50% 4/1/48	370,481	387,854

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 7/1/48	294,637	$300,547
4.50% 1/1/49	116,659	121,944
4.50% 1/1/50	30,179	31,322
5.00% 7/1/49	99,959	104,487
Freddie Mac S.F. 15 yr
2.00% 12/1/35	66,311	62,725
3.00% 3/1/35	125,669	124,497
Freddie Mac S.F. 20 yr
2.00% 3/1/41	48,196	43,530
2.50% 6/1/41	411,257	384,565
3.00% 9/1/40	116,705	112,819
3.00% 4/1/42	245,638	237,460
3.50% 9/1/35	179,545	182,000
Freddie Mac S.F. 30 yr
2.00% 9/1/51	177,066	158,212
2.50% 10/1/50	37,010	34,354
2.50% 11/1/50	59,843	55,159
2.50% 2/1/51	22,645	21,015
3.00% 1/1/50	9,725	9,332
3.00% 8/1/51	793,946	759,209
3.50% 8/1/49	258,383	255,233
4.00% 7/1/47	2,591	2,637
4.00% 10/1/47	25,625	25,919
4.00% 4/1/52	137,151	137,273
4.50% 4/1/49	9,642	10,017
4.50% 8/1/49	24,946	26,107
3.50% 4/1/52	28,743	28,314
GNMA I S.F. 30 yr
3.00% 8/15/45	56,008	54,253
Total Agency Mortgage-Backed Securities
(cost $11,229,691)		10,422,511

Collateralized Debt Obligations – 0.20%
Cedar Funding IX CLO
Series 2018-9A A1 144A 2.043% (LIBOR03M +
0.98%, Floor 0.98%) 4/20/31 #, ●	250,000	245,569
Octagon Investment Partners 48
Series 2020-3A AR 144A 2.213% (LIBOR03M
+ 1.15%, Floor 1.15%) 10/20/34 #, ●	300,000	289,537

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations (continued)
Sound Point Clo XXI
Series 2018-3A A1A 144A 2.394% (LIBOR03M
+ 1.18%, Floor 1.18%) 10/26/31 #, ●	250,000	$245,387
Total Collateralized Debt Obligations
(cost $793,157)		780,493

Convertible Bonds – 6.52%
Basic Industry – 0.13%
Ivanhoe Mines 144A 2.50% exercise price $7.43,
maturity date 4/15/26 #	393,000	494,001
		494,001
Capital Goods – 0.16%
Kaman 3.25% exercise price $65.26, maturity
date 5/1/24	651,000	624,960
		624,960
Communications – 0.74%
Cable One 1.125% exercise price $2,275.83,
maturity date 3/15/28	883,000	752,316
DISH Network 3.375% exercise price $65.18,
maturity date 8/15/26	1,115,000	843,314
Liberty Broadband 144A 1.25% exercise price
$900.01, maturity date 9/30/50 #	974,000	923,037
Liberty Latin America 2.00% exercise price
$20.65, maturity date 7/15/24	373,000	334,728
		2,853,395
Consumer Cyclical – 0.45%
Cheesecake Factory 0.375% exercise price
$77.83, maturity date 6/15/26	1,133,000	924,731
Ford Motor 0.368% exercise price $17.31,
maturity date 3/15/26 ^	596,000	624,012
fuboTV 3.25% exercise price $57.78, maturity
date 2/15/26	521,000	161,510
		1,710,253
Consumer Non-Cyclical – 1.64%
BioMarin Pharmaceutical 0.599% exercise price
$124.67, maturity date 8/1/24	424,000	419,124
Chefs' Warehouse 1.875% exercise price $44.20,
maturity date 12/1/24	938,000	1,025,892
Chegg 4.269% exercise price $107.55, maturity
date 9/1/26 ^	1,224,000	954,720

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Coherus Biosciences 1.50% exercise price
$19.26, maturity date 4/15/26	528,000	$370,661
Collegium Pharmaceutical 2.625% exercise price
$29.19, maturity date 2/15/26	539,000	456,533
Integra LifeSciences Holdings 0.50% exercise
price $73.67, maturity date 8/15/25	825,000	854,546
Ionis Pharmaceuticals 0.125% exercise price
$83.28, maturity date 12/15/24	612,000	538,866
Jazz Investments I 2.00% exercise price $155.81,
maturity date 6/15/26	365,000	425,536
Neurocrine Biosciences 2.25% exercise price
$75.92, maturity date 5/15/24	232,000	302,367
Paratek Pharmaceuticals 4.75% exercise price
$15.90, maturity date 5/1/24	1,065,000	919,308
		6,267,553
Electric — 0.25%
NextEra Energy Partners 144A 0.357% exercise
price $75.96, maturity date 11/15/25 #, ^	289,000	295,647
NRG Energy 2.75% exercise price $44.15,
maturity date 6/1/48	540,000	652,320
		947,967
Energy — 0.24%
Helix Energy Solutions Group 6.75% exercise
price $6.97, maturity date 2/15/26	853,000	929,599
		929,599
Financials — 0.45%
FTI Consulting 2.00% exercise price $101.37,
maturity date 8/15/23	480,000	809,856
Repay Holdings 144A 2.419% exercise price
$33.60, maturity date 2/1/26 #, ^	1,188,000	926,640
		1,736,496
Industrials — 0.29%
Chart Industries 144A 1.00% exercise price
$58.73, maturity date 11/15/24 #	331,000	1,000,889
Danimer Scientific 144A 3.25% exercise price
$10.79, maturity date 12/15/26 #	154,000	107,954
		1,108,843

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Real Estate Investment Trusts — 0.23%
Blackstone Mortgage Trust 4.75% exercise price
$36.23, maturity date 3/15/23	635,000	$640,715
Summit Hotel Properties 1.50% exercise price
$11.99, maturity date 2/15/26	246,000	231,486
		872,201
Technology — 1.47%
Block 0.125% exercise price $121.01, maturity
date 3/1/25	445,000	478,653
InterDigital 144A 3.50% exercise price $77.50,
maturity date 6/1/27 #	1,004,000	1,067,754
Microchip Technology 1.625% exercise price
$46.43, maturity date 2/15/27	365,000	755,550
ON Semiconductor 1.625% exercise price $20.72,
maturity date 10/15/23	337,000	991,168
Palo Alto Networks 0.75% exercise price $266.35,
maturity date 7/1/23	389,000	743,832
Quotient Technology 1.75% exercise price
$17.36, maturity date 12/1/22	547,000	521,728
RingCentral 4.55% exercise price $360.43,
maturity date 3/1/25 ^	581,000	499,660
Vishay Intertechnology 2.25% exercise price
$31.30, maturity date 6/15/25	326,000	320,348
Wolfspeed 144A 0.25% exercise price $127.22,
maturity date 2/15/28 #	305,000	272,723
		5,651,416
Transportation — 0.47%
Seaspan 144A 3.75% exercise price $13.01,
maturity date 12/15/25 #	718,000	828,572
Spirit Airlines 1.00% exercise price $49.07,
maturity date 5/15/26	1,113,000	968,867
		1,797,439
Total Convertible Bonds
(cost $24,201,170)		24,994,123

Corporate Bonds — 12.81%
Automotive — 0.25%
Allison Transmission 144A 5.875% 6/1/29 #	335,000	336,414
Ford Motor Credit
3.375% 11/13/25	240,000	230,064
4.542% 8/1/26	260,000	255,797

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Automotive (continued)
Goodyear Tire & Rubber 5.25% 7/15/31		135,000	$123,100
			945,375
Banking — 1.68%
Banco Continental 144A 2.75% 12/10/25 #		200,000	179,260
Banco del Estado de Chile 144A 2.704% 1/9/25 #		205,000	196,569
Banco Nacional de Panama 144A 2.50%
8/11/30 #		200,000	164,400
Bank of America
1.922% 10/24/31 µ		560,000	462,963
2.456% 10/22/25 µ		15,000	14,541
2.482% 9/21/36 µ		140,000	113,482
2.884% 10/22/30 µ		20,000	18,083
3.194% 7/23/30 µ		55,000	50,914
Barclays 6.125% 12/15/25 µ, ψ		200,000	197,220
BBVA Bancomer
144A 1.875% 9/18/25 #		200,000	185,313
144A 6.75% 9/30/22 #		274,000	277,485
Citigroup 4.45% 9/29/27		465,000	466,923
Credit Agricole 144A 2.811% 1/11/41 #		275,000	198,782
Credit Suisse Group 144A 2.593% 9/11/25 #, µ		250,000	239,317
Deutsche Bank
2.222% 9/18/24 µ		300,000	292,503
6.00% 10/30/25 µ, ψ		200,000	188,132
Development Bank of Kazakhstan 144A 10.95%
5/6/26 #	KZT	100,000,000	183,752
Goldman Sachs Group
1.542% 9/10/27 µ		105,000	94,251
2.615% 4/22/32 µ		355,000	306,284
3.50% 4/1/25		80,000	79,960
JPMorgan Chase & Co.
1.764% 11/19/31 µ		80,000	65,668
2.58% 4/22/32 µ		435,000	379,804
2.739% 10/15/30 µ		20,000	18,098
5.00% 8/1/24 µ, ψ		85,000	78,980
Morgan Stanley
1.794% 2/13/32 µ		315,000	258,771
2.484% 9/16/36 µ		70,000	56,522
5.00% 11/24/25		95,000	98,399
NBK SPC 144A 1.625% 9/15/27 #, µ		200,000	180,291
PNC Financial Services Group 2.60% 7/23/26		180,000	173,726

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street
3.10% 5/15/23	10,000	$10,065
3.30% 12/16/24	130,000	131,037
SVB Financial Group 4.00% 5/15/26 µ, ψ	305,000	248,956
Truist Bank 2.636% 9/17/29 µ	185,000	179,353
Truist Financial 4.95% 9/1/25 µ, ψ	55,000	54,989
US Bancorp
3.00% 7/30/29	150,000	139,578
3.10% 4/27/26	210,000	206,344
3.375% 2/5/24	60,000	60,389
Wells Fargo & Co. 3.526% 3/24/28 µ	190,000	184,829
		6,435,933
Basic Industry — 0.65%
Allegheny Technologies 5.125% 10/1/31	75,000	67,746
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	173,540
Antofagasta 144A 5.625% 5/13/32 #	200,000	204,450
Avient 144A 5.75% 5/15/25 #	88,000	89,068
Chemours 144A 5.75% 11/15/28 #	180,000	177,918
Corp Nacional del Cobre de Chile 144A 3.15%
1/14/30 #	200,000	181,759
First Quantum Minerals 144A 7.50% 4/1/25 #	250,000	252,392
Freeport-McMoRan 5.45% 3/15/43	230,000	226,536
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	185,487
New Gold 144A 7.50% 7/15/27 #	165,000	154,792
Newmont 2.80% 10/1/29	190,000	173,084
Novelis 144A 4.75% 1/30/30 #	175,000	166,284
OCP 144A 3.75% 6/23/31 #	200,000	166,546
Olin 5.00% 2/1/30	100,000	97,677
Sherwin-Williams 2.90% 3/15/52	235,000	171,776
		2,489,055
Capital Goods — 0.43%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	200,000	157,351
Intertape Polymer Group 144A 4.375% 6/15/29 #	190,000	195,819
Madison IAQ 144A 5.875% 6/30/29 #	150,000	117,630
Sealed Air 144A 5.00% 4/15/29 #	130,000	129,285
Teledyne Technologies
0.95% 4/1/24	105,000	100,447
2.75% 4/1/31	430,000	373,333
Terex 144A 5.00% 5/15/29 #	195,000	181,945
TK Elevator US Newco 144A 5.25% 7/15/27 #	200,000	195,274

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm 144A 6.25% 3/15/26 #	187,000	$190,455
		1,641,539
Communications — 0.87%
AT&T
1.70% 3/25/26	105,000	97,891
4.35% 3/1/29	280,000	283,652
Cellnex Finance 144A 3.875% 7/7/41 #	200,000	147,492
Charter Communications Operating
4.40% 12/1/61	40,000	31,099
4.80% 3/1/50	240,000	206,862
5.05% 3/30/29	100,000	99,691
Comcast 3.20% 7/15/36	340,000	303,259
Crown Castle International 1.05% 7/15/26	375,000	334,134
Discovery Communications
4.00% 9/15/55	40,000	30,392
4.125% 5/15/29	240,000	229,336
Magallanes 144A 3.755% 3/15/27 #	270,000	262,384
Millicom International Cellular 144A 4.50%
4/27/31 #	200,000	173,033
Ooredoo International Finance 144A 5.00%
10/19/25 #	200,000	207,635
Time Warner Cable 7.30% 7/1/38	60,000	66,586
Time Warner Entertainment 8.375% 3/15/23	25,000	25,965
T-Mobile USA
2.55% 2/15/31	125,000	108,643
3.00% 2/15/41	270,000	212,380
3.875% 4/15/30	120,000	115,518
Verizon Communications
2.10% 3/22/28	200,000	182,068
4.50% 8/10/33	95,000	96,348
Vodafone Group
4.25% 9/17/50	110,000	97,217
4.875% 6/19/49	40,000	38,638
		3,350,223
Consumer Cyclical — 0.43%
Aptiv 3.10% 12/1/51	285,000	194,078
AutoNation 1.95% 8/1/28	210,000	179,915
B2W Digital 144A 4.375% 12/20/30 #	200,000	161,549
Ford Motor Credit 2.90% 2/16/28	260,000	226,816

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
1.184% (SOFR + 0.76%) 3/8/24 •	110,000	$108,118
4.35% 4/9/25	130,000	131,144
5.25% 3/1/26	205,000	211,063
Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	189,971
Lowe's 4.25% 4/1/52	270,000	246,151
		1,648,805
Consumer Goods – 0.12%
JBS USA LUX 144A 6.50% 4/15/29 #	220,000	223,566
Pilgrim's Pride 144A 4.25% 4/15/31 #	110,000	102,060
Post Holdings 144A 5.625% 1/15/28 #	120,000	119,100
		444,726
Consumer Non-Cyclical – 0.63%
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	125,000	125,302
BAT Capital 2.259% 3/25/28	55,000	47,593
Biogen 3.15% 5/1/50	275,000	199,838
Bunge Finance
1.63% 8/17/25	150,000	140,045
2.75% 5/14/31	165,000	143,303
Central American Bottling 144A 5.25% 4/27/29 #	200,000	191,178
CVS Health
2.70% 8/21/40	395,000	300,388
3.25% 8/15/29	185,000	174,263
Gilead Sciences 4.15% 3/1/47	250,000	230,282
HCA 144A 3.125% 3/15/27 #	385,000	366,998
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	173,446
Royalty Pharma 1.20% 9/2/25	370,000	339,455
		2,432,091
Electric – 0.60%
CenterPoint Energy 1.45% 6/1/26	255,000	233,441
Duke Energy 4.875% 9/16/24 µ, ψ	240,000	228,555
Entergy Louisiana 4.95% 1/15/45	5,000	5,027
Entergy Mississippi 2.85% 6/1/28	60,000	56,473
Entergy Texas 3.55% 9/30/49	115,000	94,688
Evergy 2.90% 9/15/29	160,000	144,563
Evergy Metro 3.65% 8/15/25	25,000	25,068
NextEra Energy Capital Holdings
3.00% 1/15/52	270,000	201,723
5.65% 5/1/79 µ	55,000	51,429

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric 2.10% 8/1/27	325,000	$283,064
PacifiCorp 2.90% 6/15/52	425,000	324,414
Southern California Edison
4.00% 4/1/47	320,000	274,049
4.875% 3/1/49	45,000	42,762
Southwestern Electric Power 4.10% 9/15/28	165,000	163,027
UEP Penonome II 144A 6.50% 10/1/38 #	189,725	180,186
		2,308,469
Energy – 1.67%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	160,000	153,493
144A 7.00% 11/1/26 #	80,000	80,310
BP Capital Markets America
2.939% 6/4/51	275,000	208,679
3.06% 6/17/41	70,000	58,088
Callon Petroleum 144A 8.00% 8/1/28 #	170,000	175,447
CNX Midstream Partners 144A 4.75% 4/15/30 #	65,000	58,083
CNX Resources
144A 6.00% 1/15/29 #	135,000	134,392
144A 7.25% 3/14/27 #	90,000	94,302
ConocoPhillips 3.80% 3/15/52	225,000	205,450
Crestwood Midstream Partners 144A 6.00%
2/1/29 #	188,000	177,759
Diamondback Energy 3.125% 3/24/31	235,000	213,379
Enbridge
1.189% (SOFR + 0.40%) 2/17/23 •	125,000	124,754
2.50% 8/1/33	245,000	205,394
Energy Transfer
5.25% 4/15/29	95,000	97,304
6.25% 4/15/49	60,000	61,364
6.50% 11/15/26 µ, ψ	120,000	112,335
Enterprise Products Operating 3.20% 2/15/52	335,000	253,723
EQM Midstream Partners 144A 4.75% 1/15/31 #	260,000	226,052
Genesis Energy
7.75% 2/1/28	285,000	275,110
8.00% 1/15/27	175,000	172,917
Hilcorp Energy I
144A 6.00% 4/15/30 #	145,000	141,279
144A 6.25% 4/15/32 #	30,000	29,300

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
KazTransGas 144A 4.375% 9/26/27 #	381,000	$345,224
Marathon Oil 4.40% 7/15/27	230,000	231,343
MPLX
4.00% 3/15/28	30,000	29,347
4.125% 3/1/27	135,000	133,873
5.50% 2/15/49	55,000	54,967
Murphy Oil 6.375% 7/15/28	295,000	303,260
NuStar Logistics
5.625% 4/28/27	163,000	163,852
6.00% 6/1/26	78,000	78,826
Occidental Petroleum
6.45% 9/15/36	55,000	61,600
6.60% 3/15/46	205,000	231,916
6.625% 9/1/30	90,000	101,007
PDC Energy 5.75% 5/15/26	205,000	206,116
PTTEP Treasury Center 144A 2.587% 6/10/27 #	185,000	174,015
Qatar Energy 144A 2.25% 7/12/31 #	200,000	177,804
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	57,186
5.75% 5/15/24	210,000	217,046
Southwestern Energy
5.375% 2/1/29	20,000	20,166
5.375% 3/15/30	95,000	96,299
7.75% 10/1/27	85,000	89,845
Tengizchevroil Finance Co. International 144A
2.625% 8/15/25 #	200,000	176,600
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	130,000	116,230
Weatherford International 144A 8.625% 4/30/30 #	85,000	81,413
		6,406,849
Financials – 0.63%
AerCap Holdings 5.875% 10/10/79 µ	185,000	173,684
AerCap Ireland Capital 4.45% 4/3/26	300,000	293,864
Air Lease
2.875% 1/15/26	250,000	235,545
4.65% 6/15/26 µ, ψ	135,000	116,408
Ally Financial 8.00% 11/1/31	135,000	158,705
Aviation Capital Group 144A 1.95% 1/30/26 #	365,000	326,707
Bank of Georgia JSC 144A 6.00% 7/26/23 #	200,000	200,684

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Castlelake Aviation Finance 144A 5.00%
4/15/27 #	170,000	$146,772
Hightower Holding 144A 6.75% 4/15/29 #	110,000	93,019
Jefferies Group
4.15% 1/23/30	170,000	159,860
6.45% 6/8/27	10,000	10,849
6.50% 1/20/43	5,000	5,270
MAF Sukuk 3.933% 2/28/30	200,000	194,099
Midcap Financial Issuer Trust 144A 6.50%
5/1/28 #	200,000	170,785
MSCI 144A 3.625% 11/1/31 #	155,000	140,628
		2,426,879
Healthcare – 0.62%
Bausch Health 144A 6.25% 2/15/29 #	325,000	202,555
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	200,000	181,060
Community Health Systems 144A 4.75%
2/15/31 #	135,000	109,159
DaVita 144A 4.625% 6/1/30 #	150,000	130,608
Encompass Health 5.75% 9/15/25	174,000	176,147
Hadrian Merger Sub 144A 8.50% 5/1/26 #	200,000	195,595
HCA
5.375% 2/1/25	124,000	128,340
5.875% 2/15/26	159,000	167,150
7.58% 9/15/25	159,000	172,872
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	135,000	122,369
Organon & Co. 144A 5.125% 4/30/31 #	250,000	240,694
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	90,000	95,413
144A 7.375% 6/1/25 #	107,000	110,946
Tenet Healthcare
144A 4.25% 6/1/29 #	175,000	164,658
144A 6.125% 10/1/28 #	200,000	195,580
		2,393,146
Insurance – 0.52%
Arthur J Gallagher & Co. 3.50% 5/20/51	400,000	319,486
Athene Global Funding 144A 1.00% 4/16/24 #	90,000	85,519
Athene Holding 3.95% 5/25/51	365,000	293,223
Brown & Brown 4.95% 3/17/52	185,000	170,438
GA Global Funding Trust 144A 1.00% 4/8/24 #	365,000	347,412
HUB International 144A 5.625% 12/1/29 #	155,000	144,823

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
NFP 144A 6.875% 8/15/28 #	120,000	$104,813
Roller Bearing Co. of America 144A 4.375%
10/15/29 #	190,000	169,102
USI 144A 6.875% 5/1/25 #	343,000	338,024
		1,972,840
Leisure Time – 0.41%
Boyd Gaming 4.75% 12/1/27	185,000	180,148
Caesars Entertainment 144A 6.25% 7/1/25 #	370,000	375,261
Carnival
144A 5.75% 3/1/27 #	330,000	293,360
144A 7.625% 3/1/26 #	235,000	220,768
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	330,000	279,083
Scientific Games International 144A 7.25%
11/15/29 #	115,000	114,471
Six Flags Entertainment 144A 4.875% 7/31/24 #	110,000	108,233
		1,571,324
Media – 0.62%
AMC Networks 4.25% 2/15/29	395,000	362,035
CCO Holdings
144A 4.50% 8/15/30 #	80,000	72,355
4.50% 5/1/32	45,000	39,652
144A 5.375% 6/1/29 #	380,000	369,626
CSC Holdings
144A 3.375% 2/15/31 #	200,000	162,549
144A 5.00% 11/15/31 #	215,000	169,914
5.25% 6/1/24	5,000	4,948
Cumulus Media New Holdings 144A 6.75%
7/1/26 #	183,000	178,293
Directv Financing 144A 5.875% 8/15/27 #	115,000	108,644
DISH DBS 144A 5.75% 12/1/28 #	125,000	102,263
Gray Television 144A 4.75% 10/15/30 #	175,000	154,081
Nielsen Finance
144A 4.50% 7/15/29 #	45,000	42,623
144A 4.75% 7/15/31 #	150,000	143,975
Sirius XM Radio 144A 4.00% 7/15/28 #	315,000	292,580
Terrier Media Buyer 144A 8.875% 12/15/27 #	180,000	163,666
		2,367,204

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas – 0.05%
Infraestructura Energetica Nova 144A 3.75%
1/14/28 #	205,000	$191,075
		191,075
Real Estate Investment Trusts – 0.07%
CubeSmart 3.00% 2/15/30	140,000	126,729
VICI Properties
144A 3.875% 2/15/29 #	35,000	31,509
144A 5.75% 2/1/27 #	120,000	119,897
		278,135
Retail – 0.31%
Asbury Automotive Group
144A 4.625% 11/15/29 #	170,000	157,199
4.75% 3/1/30	85,000	77,325
Bath & Body Works
6.875% 11/1/35	180,000	163,472
6.95% 3/1/33	122,000	107,548
CP Atlas Buyer 144A 7.00% 12/1/28 #	70,000	57,529
Levi Strauss & Co. 144A 3.50% 3/1/31 #	160,000	140,810
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	125,000	102,714
Murphy Oil USA 144A 3.75% 2/15/31 #	165,000	150,073
PetSmart 144A 7.75% 2/15/29 #	250,000	235,679
		1,192,349
Services – 0.27%
Gartner 144A 4.50% 7/1/28 #	125,000	121,716
Iron Mountain 144A 4.50% 2/15/31 #	320,000	287,500
NESCO Holdings II 144A 5.50% 4/15/29 #	105,000	94,943
Prime Security Services Borrower 144A 5.75%
4/15/26 #	225,000	222,805
United Rentals North America 3.875% 2/15/31	176,000	160,093
Univar Solutions USA 144A 5.125% 12/1/27 #	135,000	132,415
		1,019,472
Technology – 0.84%
Autodesk 2.40% 12/15/31	300,000	255,367
Broadcom 144A 3.469% 4/15/34 #	345,000	294,325
CDW 3.276% 12/1/28	285,000	256,779
Fidelity National Information Services 1.65%
3/1/28	365,000	319,261
Fiserv 3.20% 7/1/26	235,000	228,486

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Global Payments 2.65% 2/15/25	135,000	$131,337
Marvell Technology 2.45% 4/15/28	260,000	232,175
Microchip Technology
0.972% 2/15/24	255,000	244,524
144A 0.983% 9/1/24 #	100,000	94,097
NXP
3.25% 5/11/41	60,000	47,268
4.875% 3/1/24	230,000	234,137
Oracle 2.875% 3/25/31	250,000	212,981
PayPal Holdings 2.65% 10/1/26	340,000	328,083
VMware 1.00% 8/15/24	370,000	350,030
		3,228,850
Technology & Electronics – 0.20%
Go Daddy Operating 144A 3.50% 3/1/29 #	175,000	161,827
Minerva Merger 144A 6.50% 2/15/30 #	125,000	114,909
NCR 144A 5.25% 10/1/30 #	125,000	115,130
Sensata Technologies 144A 4.00% 4/15/29 #	200,000	190,819
SS&C Technologies 144A 5.50% 9/30/27 #	195,000	195,389
		778,074
Telecommunications – 0.41%
Altice France 144A 5.50% 10/15/29 #	180,000	156,485
Altice France Holding 144A 6.00% 2/15/28 #	310,000	259,549
Connect Finco 144A 6.75% 10/1/26 #	250,000	240,239
Consolidated Communications
144A 5.00% 10/1/28 #	80,000	70,175
144A 6.50% 10/1/28 #	125,000	108,702
Digicel International Finance 144A 8.75%
5/25/24 #	200,000	190,637
Frontier Communications Holdings
144A 5.875% 10/15/27 #	240,000	235,481
144A 6.75% 5/1/29 #	75,000	66,230
Sprint Capital 6.875% 11/15/28	12,000	13,590
T-Mobile USA
2.625% 4/15/26	95,000	89,811
3.375% 4/15/29	95,000	88,153
3.50% 4/15/31	68,000	62,178
		1,581,230

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 0.32%
Delta Air Lines 7.375% 1/15/26	97,000	$104,393
Laredo Petroleum 144A 7.75% 7/31/29 #	120,000	118,420
Mileage Plus Holdings 144A 6.50% 6/20/27 #	180,000	182,938
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	193,333	124,011
Seaspan 144A 5.50% 8/1/29 #	165,000	147,883
Southwest Airlines 5.125% 6/15/27	200,000	208,729
United Airlines
144A 4.375% 4/15/26 #	65,000	62,826
144A 4.625% 4/15/29 #	80,000	75,160
VistaJet Malta Finance 144A 6.375% 2/1/30 #	225,000	191,632
		1,215,992
Utilities – 0.21%
Calpine
144A 4.50% 2/15/28 #	67,000	64,134
144A 5.00% 2/1/31 #	185,000	165,227
144A 5.25% 6/1/26 #	60,000	58,636
PG&E 5.25% 7/1/30	95,000	87,815
Sociedad de Transmision Austral 144A 4.00%
1/27/32 #	200,000	178,781
Vistra
144A 7.00% 12/15/26 #, µ, ψ	150,000	144,110
144A 8.00% 10/15/26 #, µ, ψ	90,000	89,485
		788,188
Total Corporate Bonds
(cost $53,676,620)		49,107,823

Non-Agency Asset-Backed Securities – 0.22%
Diamond Infrastructure Funding
Series 2021-1A A 144A 1.76% 4/15/49 #	100,000	89,237
Domino's Pizza Master Issuer
Series 2021-1A A2I 144A 2.662% 4/25/51 #	99,000	88,301
Taco Bell Funding
Series 2021-1A A2I 144A 1.946% 8/25/51 #	199,000	177,008
Toyota Auto Loan Extended Note Trust
Series 2022-1A A 144A 3.82% 4/25/35 #	250,000	250,373
Trafigura Securitisation Finance
Series 2021-1A A2 144A 1.08% 1/15/25 #	250,000	236,153
Total Non-Agency Asset-Backed Securities
(cost $897,862)		841,072

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations – 0.03%
JP Morgan Mortgage Trust
Series 2021-10 A3 144A 2.50% 12/25/51 #, ●	45,869	$40,020
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-4 A3 144A 2.50% 7/25/51 #, ●	92,117	80,373
Total Non-Agency Collateralized Mortgage Obligations
(cost $140,508)		120,393

Non-Agency Commercial Mortgage-Backed Securities – 1.27%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 ●	95,000	90,431
Series 2019-BN20 A3 3.011% 9/15/62	250,000	233,308
Series 2020-BN25 A5 2.649% 1/15/63	350,000	317,098
Series 2021-BN36 A5 2.47% 9/15/64	615,000	538,110
Series 2022-BNK40 A4 3.394% 3/15/64 ●	500,000	473,661
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	350,000	308,241
Series 2020-B20 A5 2.034% 10/15/53	300,000	256,716
Series 2021-B24 A5 2.584% 3/15/54	260,000	230,947
Series 2022-B33 A5 3.458% 3/15/55	500,000	474,253
CD Mortgage Trust
Series 2019-CD8 A4 2.912% 8/15/57	250,000	230,704
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	100,000	99,395
Citigroup Commercial Mortgage Trust
Series 2019-C7 A4 3.102% 12/15/72	350,000	324,919
Grace Trust
Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	84,546
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50	165,000	160,205
Series 2019-GC42 A4 3.001% 9/1/52	350,000	328,221
Series 2020-GC47 A5 2.377% 5/12/53	250,000	221,125
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	150,000	149,237
Wells Fargo Commercial Mortgage Trust
Series 2019-C54 A4 3.146% 12/15/52	375,000	350,791
Total Non-Agency Commercial Mortgage-Backed Securities
(cost $5,515,900)		4,871,908

		Principal
		amount°	Value (US $)
Sovereign Bonds – 1.46%Δ
Albania – 0.03%
Albania Government International Bond
3.50% 11/23/31	EUR	149,000	$127,781
			127,781
Angola – 0.05%
Angolan Government International Bond
9.375% 5/8/48		200,000	179,606
			179,606
Armenia – 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	146,768
			146,768
Brazil – 0.10%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/27	BRL	2,000,000	387,584
			387,584
Chile – 0.02%
Bonos de la Tesoreria de la Republica en pesos
144A 2.80% 10/1/33 #	CLP	55,000,000	47,805
5.00% 3/1/35	CLP	25,000,000	27,087
			74,892
Colombia – 0.15%
Colombia Government International Bonds
4.125% 2/22/42		217,000	158,742
5.20% 5/15/49		200,000	158,635
Colombian TES 7.00% 6/30/32	COP	1,270,900,000	262,788
			580,165
Dominican Republic – 0.18%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		396,000	348,710
144A 4.875% 9/23/32 #		200,000	172,769
144A 5.50% 2/22/29 #		200,000	189,739
			711,218
Egypt – 0.05%
Egypt Government International Bond
5.25% 10/6/25		200,000	181,007
			181,007

Schedule of investments
Delaware Wealth Builder Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Honduras – 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	$143,547
			143,547
Indonesia – 0.02%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,339,000,000	89,559
			89,559
Ivory Coast – 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	178,967
144A 6.125% 6/15/33 #		200,000	179,614
144A 6.875% 10/17/40 #	EUR	100,000	88,699
			447,280
Morocco – 0.07%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	100,000	98,620
144A 2.375% 12/15/27 #		200,000	171,992
			270,612
North Macedonia – 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	100,041
			100,041
Paraguay – 0.15%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		400,000	390,778
5.60% 3/13/48		200,000	175,075
			565,853
Peru – 0.09%
Corp Financiera de Desarrollo 144A 2.40%
9/28/27 #		200,000	173,335
Peruvian Government International Bond 2.392%
1/23/26		200,000	189,442
			362,777
Romania – 0.01%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	73,000	52,807
			52,807

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Senegal – 0.05%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	$175,800
			175,800
South Africa – 0.08%
Republic of South Africa Government International
Bond
5.65% 9/27/47		400,000	324,488
			324,488
Uruguay – 0.05%
Uruguay Government International Bonds
4.50% 8/14/24		53,000	54,093
9.875% 6/20/22	UYU	5,692,000	142,624
			196,717
Uzbekistan – 0.13%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		300,000	238,365
144A 4.75% 2/20/24 #		250,000	246,813
			485,178
Total Sovereign Bonds
(cost $6,500,803)			5,603,680

Supranational Banks – 0.27%
Banco Latinoamericano de Comercio Exterior
144A 2.375% 9/14/25 #		250,000	233,821
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		402,000	370,600
Central American Bank For Economic Integration
144A 2.00% 5/6/25 #		300,000	284,986
European Investment Bank
5.50% 1/23/23	MXN	3,282,000	161,594
Total Supranational Banks
(cost $1,118,618)			1,051,001

US Treasury Obligations – 8.65%
US Treasury Bonds
1.75% 8/15/41		350,000	272,234
1.875% 11/15/51		425,000	323,930
2.25% 8/15/46		1,110,000	912,108

Schedule of investments
Delaware Wealth Builder Fund

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Bonds
2.25% 2/15/52	245,000	$204,996
2.375% 3/31/29	505,000	489,100
2.375% 2/15/42	285,000	246,837
3.25% 5/15/42	145,000	144,570
4.375% 2/15/38	555,000	653,274
US Treasury Floating Rate Note
1.108% (USBMMY3M + -0.02%) 1/31/24 ●	2,385,000	2,388,028
US Treasury Notes
1.375% 8/31/23	19,230,000	19,029,437
1.375% 11/15/31	270,000	236,883
1.875% 2/28/29	665,000	624,853
1.875% 2/15/32	1,010,000	925,886
2.625% 5/31/27	2,500,000	2,477,735
2.75% 5/15/25	4,075,000	4,078,820
US Treasury Strip Principal
2.311% 5/15/44 ^	310,000	147,131
Total US Treasury Obligations
(cost $33,268,573)		33,155,822

	Number of
	shares
Common Stocks – 57.20%
Banking – 0.00%
Banco Espirito Santo =, †	105,000	0
		0
Communication Services – 3.43%
Alphabet Class A †	282	641,618
Alphabet Class C †	379	864,415
AT&T	53,239	1,133,458
Comcast Class A	51,403	2,276,125
Interpublic Group	1,874	60,399
KDDI	20,700	721,328
Meta Platforms Class A †	1,401	271,290
Orange	38,000	475,179
Publicis Groupe	7,020	383,448
Verizon Communications	74,899	3,841,570
Walt Disney †	20,066	2,216,089
Warner Bros Discovery †	13,378	246,824
		13,131,743

	Number of
	shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary – 6.84%
adidas AG	4,180	$827,753
Amazon.com †	579	1,392,026
Bath & Body Works	19,989	819,949
Best Buy	14,362	1,178,546
Buckle	12,950	425,537
Dollar General	9,111	2,007,518
Dollar Tree †	13,300	2,132,389
eBay	11,586	563,891
Ethan Allen Interiors	19,482	453,151
H & M Hennes & Mauritz Class B	30,990	427,186
Home Depot	7,461	2,258,818
Lowe's	8,812	1,720,984
NIKE Class B	10,284	1,222,253
PulteGroup	10,409	471,111
Ross Stores	14,158	1,203,713
Sodexo	10,770	802,874
Sturm Ruger & Co.	5,733	389,213
Swatch Group	3,690	947,890
Tesla †	780	591,443
TJX	62,415	3,967,721
Tractor Supply	7,834	1,467,778
Ulta Beauty †	2,289	968,476
		26,240,220
Consumer Staples – 3.89%
Altria Group	37,450	2,025,671
Archer-Daniels-Midland	24,900	2,261,418
Asahi Group Holdings	6,000	202,276
Conagra Brands	59,400	1,953,666
Danone	12,960	761,470
Diageo	23,590	1,092,422
Essity Class B	29,720	779,675
Kao	17,700	714,407
Kellogg	5,942	414,395
Koninklijke Ahold Delhaize	27,420	756,671
Nestle	10,360	1,263,678
Philip Morris International	20,708	2,200,225
Seven & i Holdings	11,200	470,672
		14,896,646

Schedule of investments
Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Energy – 4.46%
Chevron	7,399	$1,292,309
ConocoPhillips	44,877	5,042,380
Devon Energy	16,926	1,267,757
EOG Resources	4,921	673,980
Exxon Mobil	36,095	3,465,120
Kinder Morgan	90,539	1,782,713
Marathon Petroleum	15,983	1,626,910
Viper Energy Partners	17,898	600,657
Williams	36,515	1,353,246
		17,105,072
Financials – 6.87%
American Financial Group	11,481	1,622,265
American International Group	36,300	2,130,084
Ameriprise Financial	4,349	1,201,498
BlackRock	2,272	1,520,150
Blackstone	13,171	1,551,412
Discover Financial Services	24,869	2,822,383
Fidelity National Financial	6,540	276,642
Invesco	47,018	909,328
MetLife	58,578	3,947,572
Moelis & Co. Class A	11,021	517,105
OneMain Holdings	1,938	85,388
Principal Financial Group	23,738	1,731,213
Prudential Financial	15,841	1,683,106
S&P Global	2,622	916,337
Synchrony Financial	25,478	943,705
Truist Financial	43,400	2,158,716
US Bancorp	43,800	2,324,466
		26,341,370
Healthcare – 8.97%
AbbVie	18,150	2,674,766
AmerisourceBergen	13,719	2,123,564
Amgen	1,879	482,414
Baxter International	28,900	2,197,845
Bristol-Myers Squibb	30,850	2,327,633
Cigna	8,200	2,199,978
CVS Health	21,900	2,118,825
Eli Lilly & Co.	440	137,914
Fresenius Medical Care AG & Co.	13,540	823,312
Gilead Sciences	9,163	594,221

	Number of
	shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Hologic †	27,281	$2,053,441
Johnson & Johnson	30,097	5,403,314
Merck & Co.	46,370	4,267,431
Molina Healthcare †	3,087	895,909
Novo Nordisk Class B	8,930	989,280
Pfizer	46,961	2,490,811
Roche Holding	2,230	758,832
Smith & Nephew	71,220	1,160,394
UnitedHealth Group	1,371	681,085
		34,380,969
Industrials – 3.19%
Dover	15,917	2,131,446
Honeywell International	10,933	2,116,847
Intertek Group	8,870	518,058
Knorr-Bremse	5,620	383,600
Lockheed Martin	3,458	1,521,900
Makita	16,100	440,597
Northrop Grumman	4,700	2,199,459
Raytheon Technologies	23,079	2,195,275
Securitas Class B	66,940	713,889
		12,221,071
Information Technology – 13.10%
Adobe †	1,547	644,295
Advanced Micro Devices †	7,221	735,531
Amadeus IT Group †	19,910	1,236,294
Apple	55,731	8,295,002
Applied Materials	5,803	680,634
Broadcom	7,639	4,431,613
Cisco Systems	72,931	3,285,542
Cognizant Technology Solutions Class A	28,732	2,146,280
Dropbox Class A †	23,219	483,884
Fidelity National Information Services	21,763	2,274,234
HP	48,886	1,898,732
International Business Machines	3,440	477,610
KLA	1,905	695,039
Lam Research	2,748	1,429,042
Microsoft	28,315	7,697,999
Monolithic Power Systems	3,252	1,464,668
Motorola Solutions	10,000	2,197,400
NetApp	19,368	1,393,528

Schedule of investments
Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
NVIDIA	4,536	$846,962
Oracle	29,700	2,136,024
Paychex	14,052	1,740,059
Paycom Software †	1,094	311,068
QUALCOMM	11,474	1,643,306
SAP	7,490	746,114
Western Union	74,326	1,348,274
		50,239,134
Materials – 1.33%
Air Liquide	6,530	1,141,554
CF Industries Holdings	5,789	571,780
Dow	17,036	1,158,107
DuPont de Nemours	32,700	2,218,695
		5,090,136
Media – 0.00%
Century Communications =, †	1,625,000	0
		0
REIT Diversified – 0.49%
Gaming and Leisure Properties	3,321	155,489
LXP Industrial Trust	6,647	76,839
New Residential Investment	48,444	547,417
VICI Properties	35,469	1,094,219
		1,873,964
REIT Healthcare – 0.42%
Alexandria Real Estate Equities	1,955	324,432
CareTrust REIT	3,314	61,408
Healthcare Trust of America Class A	5,531	166,207
Healthpeak Properties	2,001	59,410
Medical Properties Trust	2,777	51,597
Omega Healthcare Investors	13,300	395,941
Ventas	1,993	113,083
Welltower	4,769	424,870
		1,596,948
REIT Hotel – 0.08%
Apple Hospitality REIT	11,940	199,518
Chatham Lodging Trust †	6,961	88,683
Host Hotels & Resorts	1,699	33,963
		322,164

	Number of
	shares	Value (US $)
Common Stocks (continued)
REIT Industrial – 0.43%
Duke Realty	6,010	$317,508
Plymouth Industrial REIT	1,645	33,410
Prologis	8,649	1,102,575
Rexford Industrial Realty	1,485	94,847
Terreno Realty	1,637	99,382
		1,647,722
REIT Information Technology – 0.23%
Digital Realty Trust	2,624	366,284
Equinix	778	534,556
		900,840
REIT Mall – 0.08%
Simon Property Group	2,577	295,453
		295,453
REIT Manufactured Housing – 0.12%
Equity LifeStyle Properties	2,176	164,723
Sun Communities	1,727	283,453
		448,176
REIT Multifamily – 0.99%
American Campus Communities	612	39,780
American Homes 4 Rent Class A	3,230	119,381
Apartment Income REIT	671	30,101
AvalonBay Communities	1,358	282,409
Camden Property Trust	1,286	184,528
Equity Residential	32,623	2,506,425
Essex Property Trust	1,141	323,873
Independence Realty Trust	5,765	135,535
Mid-America Apartment Communities	821	148,601
NexPoint Residential Trust	112	8,230
UDR	741	35,420
		3,814,283
REIT Office – 0.15%
Boston Properties	392	43,583
City Office REIT	888	12,379
Cousins Properties	4,822	166,600
Douglas Emmett	987	27,902
Highwoods Properties	4,028	158,260
Kilroy Realty	1,579	95,845
Piedmont Office Realty Trust Class A	5,240	77,238
		581,807

Schedule of investments
Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage – 0.36%
CubeSmart	2,044	$91,019
Extra Space Storage	1,940	345,708
Life Storage	1,995	232,936
National Storage Affiliates Trust	2,053	107,680
Public Storage	1,869	617,966
		1,395,309
REIT Shopping Center – 0.32%
Agree Realty	1,749	121,678
Brixmor Property Group	9,471	230,903
Kimco Realty	6,355	150,296
Kite Realty Group Trust	5,619	117,774
Phillips Edison & Co.	5,157	173,997
Regency Centers	2,253	153,677
Retail Opportunity Investments	8,919	161,166
SITE Centers	6,333	99,555
Urban Edge Properties	1,476	27,823
Washington Prime Group =, †	962	0
		1,236,869
REIT Single Tenant – 0.19%
Four Corners Property Trust	2,338	64,459
National Retail Properties	825	36,547
Realty Income	4,560	311,083
Spirit Realty Capital	3,546	148,897
STORE Capital	5,397	148,903
		709,889
REIT Specialty – 0.31%
EPR Properties	375	19,215
Essential Properties Realty Trust	4,005	91,634
Invitation Homes	9,175	346,081
Iron Mountain	10,984	592,038
Lamar Advertising Class A	538	52,697
Outfront Media	539	11,119
WP Carey	948	79,765
		1,192,549
Utilities – 0.95%
Edison International	32,500	2,272,075
NRG Energy	3,074	141,527

	Number of
	shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Vistra	46,299	$1,220,905
		3,634,507
Total Common Stocks
(cost $197,018,748)		219,296,841

Convertible Preferred Stock – 1.42%
2020 Mandatory Exchangeable Trust 144A 6.50%
exercise price $47.09, maturity date 5/16/23 #	484	308,690
Algonquin Power & Utilities 7.75% exercise price
$18.00, maturity date 6/15/24	9,623	443,717
AMG Capital Trust II 5.15% exercise price
$195.47, maturity date 10/15/37	7,700	390,313
Bank of America 7.25% exercise price $50.00 ω	522	657,605
El Paso Energy Capital Trust I 4.75% exercise
price $34.49, maturity date 3/31/28	17,178	845,329
Elanco Animal Health 5.00% exercise price
$38.40, maturity date 2/1/23	12,144	461,472
Lyondellbasell Advanced Polymers 6.00%
exercise price $52.33 ω	612	483,480
RBC Bearings 5.00% exercise price $226.60,
maturity date 10/15/24	6,211	605,573
UGI 7.25% exercise price $52.57, maturity date
6/1/24	8,447	849,346
Wells Fargo & Co. 7.50% exercise price
$156.71 ω	305	386,435
Total Convertible Preferred Stock
(cost $5,836,579)		5,431,960

Exchange-Traded Funds – 2.57%
iShares Global Infrastructure ETF	184,522	9,432,765
iShares MSCI EAFE ETF	270	18,903
iShares Trust iShares ESG Aware MSCI EAFE ETF	3,530	247,523
Vanguard FTSE Developed Markets ETF	3,070	139,716
Total Exchange-Traded Funds
(cost $9,091,195)		9,838,907

Schedule of investments
Delaware Wealth Builder Fund

	Number of
	shares	Value (US $)
Limited Partnerships – 1.77%
Merion The Ledges=, †, π	4,200,000	$6,798,960
Total Limited Partnerships
(cost $2,922,326)		6,798,960

	Principal
	amount°
Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Auction
Series 2007-B 144A 0.251% 1/15/87 #, ◆	1,300,000	1,300
Total Leveraged Non-Recourse Security
(cost $1,105,000)		1,300

	Number of
	contracts
Options Purchased – 0.00%
Futures Put Options – 0.00%
E-mini S&P 500 Index strike price $4,740,
expiration date 6/17/22, notional amount
$237,000
(Exchange-Traded)	1	12
Total Options Purchased
(premiums paid $1,825)		12

	Number of
	shares
Short-Term Investments – 2.39%
Money Market Mutual Funds – 2.39%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.72%)	2,287,643	2,287,643
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.60%)	2,287,643	2,287,643
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.71%)	2,287,643	2,287,643

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio –
Institutional Share Class (seven-day effective
yield 0.71%)	2,287,643	$2,287,643
Total Short-Term Investments
(cost $9,150,572)		9,150,572
Total Value of Securities Before
Options Written–99.50%
(cost $362,469,147)		381,467,378

	Number of
	contracts
Options Written – (0.00)%
Futures Call Options – (0.00)%
E-mini S&P 500 Index strike price $4,640,
expiration date 6/17/22, notional
amount ($232,000)
(Exchange-Traded)	(1)	(25)
Total Options Written
(premiums received $3,625)		(25)
Total Value of Securities–99.50%
(cost $362,465,522)		$381,467,353

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
ω	Perpetual security with no stated maturity date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $35,328,397, which represents 9.21% of the Fund's net assets. See Note 9 in “Notes to financial statements."
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Schedule of investments
Delaware Wealth Builder Fund

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2022, the aggregate value of restricted securities was $6,798,960, which represented 1.77% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion The Ledges	9/26/18	$2,603,490	$6,187,054
Merion The Ledges	9/12/19	109,975	239,963
Merion The Ledges	2/1/21	106,500	199,970
Merion The Ledges	1/5/22	102,361	171,973
Total		$2,922,326	$6,798,960

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at May 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(13,191)	USD	13,772	6/1/22	$19	$–
BNYM	CHF	(4,674)	USD	4,870	6/2/22	–	(7)
BNYM	GBP	(4,402)	USD	5,543	6/6/22	–	(4)
CITI	COP	(829,388,000)	USD	216,023	6/24/22	–	(3,296)
JPMCB	BRL	(1,525,973)	USD	307,749	6/24/22	–	(11,061)
JPMCB	CLP	112,187,050	USD	(141,955)	6/24/22	–	(6,280)
JPMCB	EUR	(652,526)	USD	718,278	6/24/22	18,342	–
JPMCB	MXN	(3,308,777)	USD	161,995	6/24/22	–	(5,283)
Total Foreign Currency Exchange Contracts						$18,361	$(25,931)

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	E-mini
	S&P
2	500 Index	$413,125	$449,630	6/17/22	$–	$(36,505)	$(2,450)
	US
	Treasury
	5 yr
14	Notes	1,581,344	1,576,565	9/30/22	4,779	–	(5,141)
	US
	Treasury
	10 yr
(10)	Notes	(1,194,531)	(1,192,007)	9/21/22	–	(2,524)	6,875
	US
	Treasury
	10 yr
	Ultra
(3)	Notes	(385,453)	(384,813)	9/21/22	–	(640)	3,234
Total Futures Contracts			$449,375		$4,779	$(39,669)	$2,518

Schedule of investments
Delaware Wealth Builder Fund

Swap Contracts

CDS Contracts[2]

Counterparty/
Reference						Variation
Obligation/				Upfront		Margin
Termination Date/		Annual		Payments		Due from
Payment	Notional	Protection		Paid	Unrealized	(Due to)
Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	Brokers
Over-The-Counter:
Protection Purchased/
Moody’s
Ratings:
JPMCB-Federative
Republic of
Brazil 4.25%
6/6/25 B2
6/22/26-
Quarterly	359,000	1.000%	$11,187	$16,858	$(5,671)	$–
Total CDS Contracts			$11,187	$16,858	$(5,671)	$–

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.

[1]	See Note 6 in “Notes to financial statements."
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(718).

Summary of abbreviations:

AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
CLO – Collateralized Loan Obligation
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

Summary of currencies:

BRL – Brazilian Real
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah

Schedule of investments
Delaware Wealth Builder Fund

Summary of currencies: (continued)

KZT – Kazakhstani Tenge
MXN – Mexican Peso
USD – US Dollar
UYU – Uruguayan Peso

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Wealth Builder Fund	May 31, 2022 (Unaudited)

Assets:
Investments, at value*	$381,467,378
Cash	1,317,455
Cash collateral due from brokers	39,911
Foreign currencies, at valueΔ	97,456
Dividends and interest receivable	1,440,257
Receivable for fund shares sold	272,575
Foreign tax reclaims receivable	240,819
Unrealized appreciation on foreign currency exchange contracts	18,361
Upfront payments paid on over the counter credit default swap contracts	16,858
Receivable for securities sold	5,602
Variation margin due from broker on futures contracts	2,518
Other assets	2,853
Total Assets	384,922,043
Liabilities:
Options written, at valueΣ	25
Payable for securities purchased	725,856
Payable for fund shares redeemed	320,626
Investment management fees payable to affiliates	190,466
Other accrued expenses	76,812
Distribution fees payable to affiliates	73,175
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	59,153
Reports and statements to shareholders expenses payable to non-affiliates	27,606
Unrealized depreciation on foreign currency exchange contracts	25,931
Custody fees payable	21,319
Unrealized depreciation on over the counter credit default swap contracts	5,671
Dividend disbursing and transfer agent fees and expenses payable to
affiliates	3,121
Trustees' fees and expenses payable to affiliates	2,725
Accounting and administration expenses payable to affiliates	1,248
Swap payments payable	718
Legal fees payable to affiliates	505
Reports and statements to shareholders expenses payable to affiliates	223
Distribution payable	1
Total Liabilities	1,535,181
Total Net Assets	$383,386,862

Statement of assets and liabilities
Delaware Wealth Builder Fund

Net Assets Consist of:
Paid-in capital	$349,553,495
Total distributable earnings (loss)	33,833,367
Total Net Assets	$383,386,862
Net Asset Value
Class A:
Net assets	$244,933,464
Shares of beneficial interest outstanding, unlimited authorization, no par	16,728,095
Net asset value per share	$14.64
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$15.53
Class C:
Net assets	$25,338,463
Shares of beneficial interest outstanding, unlimited authorization, no par	1,725,776
Net asset value per share	$14.68
Class R:
Net assets	$1,149,467
Shares of beneficial interest outstanding, unlimited authorization, no par	78,473
Net asset value per share	$14.65
Institutional Class:
Net assets	$111,965,468
Shares of beneficial interest outstanding, unlimited authorization, no par	7,649,345
Net asset value per share	$14.64
____________________
*Investments, at cost	$362,469,147
ΔForeign currencies, at cost	96,978
ΣOptions written, premium received	(3,625)

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Wealth Builder Fund	Six months ended May 31, 2022 (Unaudited)

Investment Income:
Dividends	$3,603,866
Interest	1,562,163
Foreign tax withheld	(57,927)
5,108,102

Expenses:
Management fees	1,297,092
Distribution expenses — Class A	318,726
Distribution expenses — Class C	143,157
Distribution expenses — Class R	2,903
Dividend disbursing and transfer agent fees and expenses	190,650
Accounting and administration expenses	46,425
Reports and statements to shareholders expenses	36,233
Registration fees	35,581
Audit and tax fees	28,248
Custodian fees	19,628
Legal fees	11,896
Trustees’ fees and expenses	6,908
Other	46,997
2,184,444
Less expenses waived	(61,496)
Less expenses paid indirectly	(189)
Total operating expenses	2,122,759
Net Investment Income	2,985,343

Statement of operations
Delaware Wealth Builder Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$16,490,679
Foreign currencies	(97,257)
Foreign currency exchange contracts	4,249
Futures contracts	44,852
Swap contracts	19,486
Net realized gain	16,462,009

Net change in unrealized appreciation (depreciation) of:
Investments	(22,409,147)
Foreign currencies	(5,156)
Foreign currency exchange contracts	4,425
Futures contracts	(17,437)
Options purchased	(1,813)
Options written	3,600
Swap contracts	(9,517)
Net change in unrealized appreciation (depreciation)	(22,435,045)
Net Realized and Unrealized Loss	(5,973,036)
Net Decrease in Net Assets Resulting from Operations	$(2,987,693)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Wealth Builder Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,985,343	$5,672,026
Net realized gain	16,462,009	45,963,109
Net change in unrealized appreciation (depreciation)	(22,435,045)	11,714,571
Net increase (decrease) in net assets resulting from
operations	(2,987,693)	63,349,706

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(15,785,982)	(4,472,643)
Class C	(1,766,588)	(413,930)
Class R	(67,953)	(17,848)
Institutional Class	(7,208,891)	(2,376,293)
	(24,829,414)	(7,280,714)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,767,776	29,284,365
Class C	1,028,586	2,871,756
Class R	175,580	609,847
Institutional Class	7,137,025	9,949,959
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	15,028,487	4,196,391
Class C	1,757,733	409,216
Class R	66,324	17,590
Institutional Class	6,720,940	2,154,866
	41,682,451	49,493,990

Statements of changes in net assets
Delaware Wealth Builder Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(21,308,903)	$(38,302,279)
Class C	(6,585,454)	(30,379,895)
Class R	(217,017)	(651,199)
Institutional Class	(10,495,912)	(28,184,418)
	(38,607,286)	(97,517,791)
Increase (decrease) in net assets derived from capital
share transactions	3,075,165	(48,023,801)
Net Increase (Decrease) in Net Assets	(24,741,942)	8,045,191
Net Assets:
Beginning of period	408,128,804	400,083,613
End of period	$383,386,862	$408,128,804

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 1.09% and 1.09%, respectively.
[8]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 2.40% and 2.51%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]		Year ended
(Unaudited)		11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$15.71		$13.71	$14.01	$14.15	$14.62	$13.64

0.11		0.21	0.25	0.53	0.35	0.36
(0.22)		2.06	(0.09)	0.50	(0.43)	0.98
(0.11)		2.27	0.16	1.03	(0.08)	1.34

(0.13)		(0.27)	(0.27)	(0.35)	(0.34)	(0.36)
(0.83)		—	(0.19)	(0.82)	(0.05)	—
(0.96)		(0.27)	(0.46)	(1.17)	(0.39)	(0.36)
$14.64		$15.71	$13.71	$14.01	$14.15	$14.62

(0.89%	)[4]	16.63% [4]	1.30% [4]	8.30% [5]	(0.56% )	9.90%

$244,933		$259,143	$230,168	$259,283	$273,384	$256,157
1.08%		1.08%	1.09%	1.09%	1.09%	1.09%
1.11%		1.11%	1.12%	1.09%	1.09%	1.09%
1.48%		1.37%	1.91%	3.91%	2.41%	2.51%
1.45%		1.34%	1.88%	3.91%	2.41%	2.51%
38%		89%	68%	91%	57%	81%

Financial highlights
Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 1.84% and 1.84%, respectively.
[8]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 1.65% and 1.76%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$15.75	$13.73	$14.04	$14.18	$14.65	$13.66

0.05	0.09	0.15	0.43	0.24	0.25
(0.22)	2.08	(0.10)	0.49	(0.43)	0.99
(0.17)	2.17	0.05	0.92	(0.19)	1.24

(0.07)	(0.15)	(0.17)	(0.24)	(0.23)	(0.25)
(0.83)	—	(0.19)	(0.82)	(0.05)	—
(0.90)	(0.15)	(0.36)	(1.06)	(0.28)	(0.25)
$14.68	$15.75	$13.73	$14.04	$14.18	$14.65

(1.27% ) [4]	15.84% [4]	0.47% [4]	7.46% [5]	(1.34% )	9.13%

$25,338	$31,157	$52,258	$95,672	$137,403	$225,604
1.83%	1.83%	1.84%	1.84%	1.84%	1.84%
1.86%	1.86%	1.87%	1.84%	1.84%	1.84%
0.73%	0.62%	1.16%	3.17%	1.66%	1.76%
0.70%	0.59%	1.13%	3.17%	1.66%	1.76%
38%	89%	68%	91%	57%	81%

Financial highlights
Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

4	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
6	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 1.34% and 1.34%, respectively.
8	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 2.15% and 2.26%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$15.71	$13.71	$14.02	$14.16	$14.62	$13.63

0.09	0.17	0.21	0.49	0.31	0.32
(0.21)	2.06	(0.09)	0.50	(0.42)	0.99
(0.12)	2.23	0.12	0.99	(0.11)	1.31

(0.11)	(0.23)	(0.24)	(0.31)	(0.30)	(0.32)
(0.83)	—	(0.19)	(0.82)	(0.05)	—
(0.94)	(0.23)	(0.43)	(1.13)	(0.35)	(0.32)
$14.65	$15.71	$13.71	$14.02	$14.16	$14.62

(0.95% ) [4]	16.32% [4]	0.99% [4]	8.02% [5]	(0.78% )	9.70%

$1,150	$1,203	$1,069	$1,288	$1,968	$2,320
1.33%	1.33%	1.34%	1.34%	1.34%	1.34%
1.36%	1.36%	1.37%	1.34%	1.34%	1.34%
1.23%	1.12%	1.66%	3.66%	2.16%	2.26%
1.20%	1.09%	1.63%	3.66%	2.16%	2.26%
38%	89%	68%	91%	57%	81%

Financial highlights
Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
5	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
6	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 0.84% and 0.84%, respectively.
8	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 2.65% and 2.76%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$15.70	$13.70	$14.01	$14.15	$14.63	$13.64

0.13	0.25	0.28	0.56	0.38	0.39
(0.21)	2.05	(0.10)	0.50	(0.43)	0.99
(0.08)	2.30	0.18	1.06	(0.05)	1.38

(0.15)	(0.30)	(0.30)	(0.38)	(0.38)	(0.39)
(0.83)	—	(0.19)	(0.82)	(0.05)	—
(0.98)	(0.30)	(0.49)	(1.20)	(0.43)	(0.39)
$14.64	$15.70	$13.70	$14.01	$14.15	$14.63

(0.70% ) [4]	16.93% [4]	1.50% [4]	8.59% [5]	(0.37% )	10.24%

$111,966	$116,626	$116,589	$155,525	$185,720	$201,285
0.83%	0.83%	0.84%	0.84%	0.84%	0.84%
0.86%	0.86%	0.87%	0.84%	0.84%	0.84%
1.73%	1.62%	2.16%	4.16%	2.66%	2.76%
1.70%	1.59%	2.13%	4.16%	2.66%	2.76%
38%	89%	68%	91%	57%	81%

Notes to financial statements
Delaware Wealth Builder Fund	May 31, 2022 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2022 and for all open tax years (years ended November 30, 2018–November 30, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2022, the Fund did not incur any interest or tax penalties.

Notes to financial statements
Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act (including 12d1-4). The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of any Underlying Funds.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in master limited partnerships are recorded as return of capital on investments. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2022, the Fund earned $189 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Notes to financial statements
Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets from December 1, 2021 through May 31, 2022.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply to expenses paid directly to the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. DMC may permit its affiliate, Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors and Macquarie Funds Management Hong Kong Limited serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2022, the Fund was charged $7,380 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to

DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2022, the Fund was charged $19,396 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2022, the Fund was charged $5,765 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2022, DDLP earned $5,741 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2022, DDLP received gross CDSC commissions of $21 and $172 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from March 27, 2021 through March 31, 2023.

Notes to financial statements
Delaware Wealth Builder Fund

3. Investments

For the six months ended May 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$74,652,591
Purchases of US government securities	72,414,447
Sales other than US government securities	107,752,627
Sales of US government securities	47,387,923

At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$363,000,538
Aggregate unrealized appreciation of investments and derivatives	$41,065,666
Aggregate unrealized depreciation of investments and derivatives	(22,637,374)
Net unrealized appreciation of investments and derivatives	$18,428,292

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2022:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Mortgage-Backed
Securities	$—	$10,422,511	$—		$10,422,511
Collateralized Debt Obligations	—	780,493	—		780,493
Common Stocks	219,296,841	—	—	[1]	219,296,841
Convertible Bonds	—	24,994,123	—		24,994,123
Convertible Preferred Stock	5,431,960	—	—		5,431,960
Corporate Bonds	—	49,107,823	—		49,107,823
Exchange-Traded Funds	9,838,907	—	—		9,838,907
Leveraged Non-Recourse Security	—	1,300	—		1,300
Limited Partnerships	—	—	6,798,960		6,798,960
Non-Agency Asset-Backed
Securities	—	841,072	—		841,072
Non-Agency Collateralized
Mortgage Obligations	—	120,393	—		120,393
Non-Agency Commercial
Mortgage-Backed Securities	—	4,871,908	—		4,871,908
Sovereign Bonds	—	5,603,680	—		5,603,680
Supranational Banks	—	1,051,001	—		1,051,001
US Treasury Obligations	—	33,155,822	—		33,155,822
Options Purchased	—	12	—		12
Short-Term Investments	9,150,572	—	—		9,150,572
Total Value of
Securities Before Options Written	$243,718,280	$130,950,138	$6,798,960		$381,467,378
Liabilities:
Options Written	$—	$(25)	$—		$(25)

Notes to financial statements
Delaware Wealth Builder Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$18,361	$—	$18,361
Futures Contracts	4,779	—	—	4,779
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(25,931)	$—	$(25,931)
Futures Contracts	(39,669)	—	—	(39,669)
OTC Credit Default Swaps	—	(5,671)	—	(5,671)

[1]	The security that has been valued at zero on the "Schedule of investments" is considered to be Level 3 investments in this table.
[2]	Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended May 31, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

		Leveraged
	Limited	Non-Recourse
	Partnerships	Security	$	Total
Beginning balance
November 30, 2021	$12,055,225	$1,300		$12,056,525
Purchases	106,235	—		106,235
Sales	(14,957,159)	—		(14,957,159)
Net realized gain	13,150,634	—		13,150,634
Return of capital	(234,124)	—		(234,124)
Transfers out of Level 3	—	(1,105,000)		(1,105,000)
Net change in unrealized
appreciation (depreciation)	(3,321,851)	1,103,700		(2,218,151)
Ending balance May 31, 2022	$6,798,960	$—		$6,798,960
Net change in unrealized
appreciation from investments
still held at the end of the
period	$1,897,559	$—		$1,897,559

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/ or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Notes to financial statements
Delaware Wealth Builder Fund

3. Investments (continued)

Quantitative information about Level 3 fair value measurements for the Fund are as follows:

Assets	Value	Valuation Techniques	Unobservable Input	Input Value
Market cap
rate method
(using trailing
12 month
net operating
income adjusted
Limited		for assets
Partnership	$6,798,960	and liabilities)	Liquidity Discount	5%
			Cap Rate	5.55-6.72%

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	5/31/22	11/30/21
Shares sold:
Class A	647,359	1,972,064
Class C	67,929	197,150
Class R	11,669	42,855
Institutional Class	476,219	657,585

Shares issued upon reinvestment of dividends and distributions:
Class A	992,055	279,703
Class C	115,483	27,700
Class R	4,374	1,176
Institutional Class	443,846	143,787
	2,758,934	3,322,020

Shares redeemed:
Class A	(1,408,552)	(2,548,144)
Class C	(436,341)	(2,051,021)
Class R	(14,162)	(45,431)
Institutional Class	(697,829)	(1,884,801)
	(2,556,884)	(6,529,397)
Net increase (decrease)	202,050	(3,207,377)

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2022 and the year ended November 30, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/22	1,881	13,172	13,200	1,881	$226,926
Year ended
11/30/21	35,739	64,787	63,964	36,699	1,516,358

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of May 31, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or

Notes to financial statements
Delaware Wealth Builder Fund

6. Derivatives (continued)

loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2022, the Fund entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date, and to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2022, the Fund posted $39,911 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2022, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended May 31, 2022.

During the six months ended May 31, 2022, Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage the Fund's exposure to changes in foreign currencies to adjust the Fund’s overall exposure to certain markets, and to receive premiums for writing options.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a

Notes to financial statements
Delaware Wealth Builder Fund

6. Derivatives (continued)

credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2022, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended November 30, 2021, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2022, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Fair values of derivative instruments as of May 31, 2022 were as follows:

	Asset Derivatives Fair Value
			Interest
Statement of Assets and	Currency	Equity	Rate
Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$18,361	$—	$—	$18,361
Variation margin due from broker on futures contracts*	—	—	4,779	4,779
Options purchased**	—	12	—	12
Total	$18,361	$12	$4,779	$23,152

	Liability Derivatives Fair Value
Statement of Assets and	Currency	Equity	Interest Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(25,931)	$—	$—	$—	$(25,931)
Variation margin due to broker on futures contracts*	—	(36,505)	(3,164)	—	(39,669)
Unrealized depreciation on over the counter credit default swap contracts	—	—	—	(5,671)	(5,671)
Options written, at value	—	(25)	—	—	(25)
Total	$(25,931)	$(36,530)	$(3,164)	$(5,671)	$(71,296)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through May 31, 2022. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”
**	Included with "Investments, at value."

Notes to financial statements
Delaware Wealth Builder Fund

6. Derivatives (continued)

The effect of derivative instruments on the "Statement of operations" for the six months ended May 31, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$4,249	$—	$—	$4,249
Interest rate contracts	—	44,852	—	44,852
Credit contracts	—	—	19,486	19,486
Total	$4,249	$44,852	$19,486	$68,587

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency contracts	$4,425	$—	$—	$—	$—	$4,425
Interest rate contracts	—	19,068	—	—	—	19,068
Equity
contracts	—	(36,505)	(1,813)	3,600	—	(34,718)
Credit contracts	—	—	—	—	(9,517)	(9,517)
Total	$4,425	$(17,437)	$(1,813)	$3,600	$(9,517)	$(20,742)

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$404,763	$1,525,972
Futures contracts (average notional value)	1,338,972	1,646,088
Options contracts (average value)*	77	181
CDS contracts (average notional value)**	370,437	—

*	Long represents purchased options and short represents written options.
**	Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the "Statement of assets and liabilities.”

At May 31, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Wealth Builder Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$19	$(11)	$8
Citigroup	—	(3,296)	(3,296)
JPMorgan Chase Bank	18,342	(28,295)	(9,953)
Total	$18,361	$(31,602)	$(13,241)

		Fair Value of		Fair Value of
Counterparty	Net Position	Non-Cash Collateral Received	Cash Collateral Received	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of
New
York
Mellon	$8	$—	$—	$—	$—	$8
Citigroup	(3,296)	—	—	—	—	(3,296)
JPMorgan
Chase
Bank	(9,953)	—	—	—	—	(9,953)
Total	$(13,241)	$—	$—	$—	$—	$(13,241)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are

Notes to financial statements
Delaware Wealth Builder Fund

8. Securities Lending (continued)

denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2022, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Notes to financial statements
Delaware Wealth Builder Fund

9. Credit and Market Risk (continued)

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended May 31, 2022. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase. The unfunded commitment for the limited partnerships totaled $0.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Notes to financial statements
Delaware Wealth Builder Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities held by the Fund have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Delaware Wealth Builder Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

US equity mutual fund

Delaware Small Cap Core Fund

May 31, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

The Fund seeks long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2021 to May 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/21	5/31/22	Expense Ratio	12/1/21 to 5/31/22*
Actual Fund return†
Class A	$1,000.00	$903.50	1.06%	$5.03
Class C	1,000.00	899.80	1.81%	8.57
Class R	1,000.00	902.30	1.31%	6.21
Institutional Class	1,000.00	904.60	0.81%	3.85
Class R6	1,000.00	905.20	0.69%	3.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.65	1.06%	$5.34
Class C	1,000.00	1,015.91	1.81%	9.10
Class R	1,000.00	1,018.40	1.31%	6.59
Institutional Class	1,000.00	1,020.89	0.81%	4.08
Class R6	1,000.00	1,021.49	0.69%	3.48

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10
equity holdings
Delaware Small Cap Core Fund	As of May 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks	99.29%
Basic Materials	6.88%
Business Services	4.52%
Capital Goods	10.51%
Communications Services	0.33%
Consumer Discretionary	4.29%
Consumer Services	3.64%
Consumer Staples	2.63%
Credit Cyclicals	2.76%
Energy	6.76%
Financials	16.99%
Healthcare	15.28%
Information Technology	12.31%
Media	0.92%
Real Estate Investment Trusts	6.86%
Transportation	1.93%
Utilities	2.68%
Short-Term Investments	0.61%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
PDC Energy	2.42%
WESCO International	1.70%
Boise Cascade	1.70%
Patterson-UTI Energy	1.50%
Southwestern Energy	1.48%
ExlService Holdings	1.38%
WillScot Mobile Mini Holdings	1.38%
Minerals Technologies	1.23%
Prestige Consumer Healthcare	1.20%
BJ's Wholesale Club Holdings	1.15%

3

Schedule of investments
Delaware Small Cap Core Fund	May 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.29%
Basic Materials – 6.88%
Balchem	166,458	$20,712,369
Boise Cascade	1,576,935	121,928,614
Coeur Mining †	910,731	3,542,744
Kaiser Aluminum	652,796	66,696,167
Minerals Technologies	1,331,030	88,194,048
Neenah	983,764	37,294,493
Quaker Chemical	230,203	36,003,749
Summit Materials Class A †	2,136,396	58,344,975
Worthington Industries	1,298,749	60,573,653
		493,290,812
Business Services – 4.52%
ABM Industries	1,266,905	61,254,857
ASGN †	860,967	81,989,887
BrightView Holdings †	2,575,588	33,482,644
Casella Waste Systems Class A †	684,272	48,980,190
WillScot Mobile Mini Holdings †	2,762,638	98,709,056
		324,416,634
Capital Goods – 10.51%
Ameresco Class A †	821,156	48,218,280
Applied Industrial Technologies	722,286	74,691,595
Barnes Group	543,832	19,594,267
Columbus McKinnon	1,171,894	39,551,423
ESCO Technologies	304,210	20,020,060
Federal Signal	1,692,758	59,415,806
Kadant	319,038	59,053,934
KBR	1,522,160	75,742,682
MYR Group †	817,881	74,926,078
Regal Rexnord	318,502	39,796,825
Tetra Tech	588,766	79,465,747
WESCO International †	970,954	121,932,403
Zurn Water Solutions	1,438,294	41,451,633
		753,860,733
Communications Services – 0.33%
ATN International	531,417	23,430,176
		23,430,176
Consumer Discretionary – 4.29%
American Eagle Outfitters	3,393,937	41,100,577
BJ's Wholesale Club Holdings †	1,422,316	82,309,427
Hibbett	423,995	21,517,746

4

	Number of
	shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	1,138,374	$66,708,716
Sonic Automotive Class A	419,437	19,130,522
Steven Madden	2,074,093	77,114,778
		307,881,766
Consumer Services – 3.64%
Allegiant Travel †	339,748	50,775,339
Brinker International †	1,202,290	36,489,501
Chuy's Holdings †	766,334	17,311,485
Jack in the Box	422,766	28,874,918
Sun Country Airlines Holdings †	986,506	23,330,867
Texas Roadhouse	931,206	72,606,132
Wendy's	1,709,881	31,872,182
		261,260,424
Consumer Staples – 2.63%
Helen of Troy †	238,893	44,240,594
J & J Snack Foods	452,249	57,987,367
Prestige Consumer Healthcare †	1,545,333	86,260,488
		188,488,449
Credit Cyclicals – 2.76%
Dana	2,652,324	43,922,486
KB Home	1,584,522	54,650,164
La-Z-Boy	1,175,938	30,021,697
Taylor Morrison Home †	2,389,193	69,214,921
		197,809,268
Energy – 6.76%
Chesapeake Energy	782,853	76,234,225
Earthstone Energy Class A †	1,184,354	21,342,059
Patterson-UTI Energy	5,623,992	107,305,767
PDC Energy	2,197,206	173,886,883
Southwestern Energy †	11,664,321	106,378,608
		485,147,542
Financials – 16.99%
American Equity Investment Life Holding	1,185,541	47,729,881
City Holding	502,017	41,210,576
Enterprise Financial Services	819,108	37,932,891
Essent Group	1,390,300	59,490,937
First Bancorp	1,023,690	38,357,664
First Financial Bancorp	2,011,954	42,210,795
First Foundation	1,454,651	32,802,380

5

Schedule of investments
Delaware Small Cap Core Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Financials (continued)
First Interstate BancSystem Class A	2,039,990	$77,662,419
Hamilton Lane Class A	724,774	50,408,032
Independent Bank	624,066	51,984,698
Independent Bank Group	642,627	46,963,181
Kemper	677,419	35,788,046
Lakeland Financial	53,365	3,850,818
NMI Holdings Class A †	2,734,955	50,897,513
Old National Bancorp	4,280,479	68,059,616
Pacific Premier Bancorp	1,454,980	47,374,149
RLI	163,840	19,844,301
Selective Insurance Group	917,844	72,785,029
SouthState	726,647	58,727,611
Stifel Financial	659,650	42,329,740
Umpqua Holdings	2,597,319	45,842,680
United Community Banks	2,014,271	63,308,537
Valley National Bancorp	4,307,198	54,744,487
WesBanco	1,430,003	48,705,902
WSFS Financial	1,854,761	79,346,676
		1,218,358,559
Healthcare – 15.28%
Agios Pharmaceuticals †	1,108,875	21,589,796
Amicus Therapeutics †	5,014,468	38,210,246
Apellis Pharmaceuticals †	1,131,949	46,919,286
Artivion †	1,976,939	38,668,927
AtriCure †	877,901	35,669,118
Azenta	514,825	39,456,188
Blueprint Medicines †	914,555	50,300,525
CONMED	565,996	65,819,675
Halozyme Therapeutics †	1,650,864	75,906,727
Insmed †	2,012,787	37,880,651
Inspire Medical Systems †	252,998	44,737,636
Intercept Pharmaceuticals †	487,341	8,820,872
Ligand Pharmaceuticals †	574,718	51,098,177
Merit Medical Systems †	1,144,726	70,274,729
NeoGenomics †	1,547,135	13,026,877
NuVasive †	970,025	55,689,135
Omnicell †	478,083	53,143,706
Pacific Biosciences of California †	3,080,326	17,342,235
PTC Therapeutics †	1,049,069	30,811,157
Shockwave Medical †	442,108	72,598,555
Supernus Pharmaceuticals †	1,800,169	50,170,710

6

	Number of
	shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
TransMedics Group †	1,669,130	$48,688,522
Travere Therapeutics †	3,079,938	71,793,355
Ultragenyx Pharmaceutical †	726,467	34,071,302
Vanda Pharmaceuticals †	2,358,691	23,185,933
		1,095,874,040
Information Technology – 12.31%
Bandwidth Class A †	344,191	7,241,779
Blackline †	382,932	28,038,281
Box Class A †	1,221,732	31,899,423
Consensus Cloud Solutions †	438,996	21,084,978
ExlService Holdings †	694,263	98,717,256
Ichor Holdings †	769,418	23,267,200
II-VI †	987,724	61,732,750
MACOM Technology Solutions Holdings †	561,071	30,583,980
MaxLinear †	1,669,536	66,096,930
NETGEAR †	719,604	13,708,456
Ping Identity Holding †	1,152,766	21,787,277
Q2 Holdings †	815,667	43,010,121
Rapid7 †	924,508	65,519,882
Semtech †	934,957	59,921,394
Silicon Laboratories †	402,897	60,096,117
Sprout Social Class A †	387,574	19,739,144
Upwork †	806,887	14,725,688
Varonis Systems †	1,680,288	55,567,124
WNS Holdings ADR †	923,661	67,214,811
Yelp †	1,302,723	38,313,083
Ziff Davis †	717,493	54,773,416
		883,039,090
Media – 0.92%
IMAX †	1,570,187	27,195,639
Nexstar Media Group Class A	219,774	38,508,800
		65,704,439
Real Estate Investment Trusts – 6.86%
American Assets Trust	1,244,716	42,444,816
Armada Hoffler Properties	2,674,042	36,848,299
DiamondRock Hospitality †	4,890,495	50,323,194
EastGroup Properties	317,929	51,361,430
Four Corners Property Trust	1,179,348	32,514,624
Kite Realty Group Trust	2,418,818	50,698,425
LXP Industrial Trust	3,415,745	39,486,012

7

Schedule of investments
Delaware Small Cap Core Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
National Storage Affiliates Trust	953,802	$50,026,915
Pebblebrook Hotel Trust	1,813,437	40,820,467
Physicians Realty Trust	3,324,630	61,671,886
RPT Realty	2,935,254	35,722,041
		491,918,109
Transportation – 1.93%
Hub Group Class A †	1,010,024	73,711,551
Werner Enterprises	1,586,091	64,347,712
		138,059,263
Utilities – 2.68%
Black Hills	650,083	49,835,363
NorthWestern	815,765	49,981,921
South Jersey Industries	719,847	25,086,668
Spire	856,752	67,083,682
		191,987,634
Total Common Stocks (cost $5,963,753,792)		7,120,526,938

Short-Term Investments – 0.61%
Money Market Mutual Funds – 0.61%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.72%)	11,060,814	11,060,814
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.60%)	11,060,814	11,060,814
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.71%)	11,060,814	11,060,814
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.71%)	11,060,813	11,060,813
Total Short-Term Investments (cost $44,243,255)		44,243,255
Total Value of Securities–99.90%
(cost $6,007,997,047)		$7,164,770,193

†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware Small Cap Core Fund	May 31, 2022 (Unaudited)

Assets:
Investments, at value*	$7,164,770,193
Cash	244
Receivable for fund shares sold	16,665,197
Dividends and interest receivable	9,180,171
Receivable for securities sold	6,616,166
Other assets	52,780
Total Assets	7,197,284,751
Liabilities:
Payable for fund shares redeemed	18,505,890
Investment management fees payable to affiliates	3,824,864
Payable for securities purchased	1,649,953
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	1,051,536
Other accrued expenses	299,401
Distribution fees payable to affiliates	163,658
Dividend disbursing and transfer agent fees and expenses payable to affiliates	59,178
Trustees’ fees and expenses payable to affiliates	53,521
Accounting and administration expenses payable to affiliates	17,560
Legal fees payable to affiliates	9,915
Reports and statements to shareholders expenses payable to affiliates	4,166
Total Liabilities	25,639,642
Total Net Assets	$7,171,645,109

Net Assets Consist of:
Paid-in capital	$6,079,273,462
Total distributable earnings (loss)	1,092,371,647
Total Net Assets	$7,171,645,109

9

Statement of assets and liabilities
Delaware Small Cap Core Fund

Net Asset Value
Class A:
Net assets	$280,019,388
Shares of beneficial interest outstanding, unlimited authorization, no par	10,607,666
Net asset value per share	$26.40
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$28.01

Class C:
Net assets	$107,190,704
Shares of beneficial interest outstanding, unlimited authorization, no par	4,775,828
Net asset value per share	$22.44

Class R:
Net assets	$38,231,148
Shares of beneficial interest outstanding, unlimited authorization, no par	1,517,771
Net asset value per share	$25.19

Institutional Class:
Net assets	$5,450,211,620
Shares of beneficial interest outstanding, unlimited authorization, no par	200,730,022
Net asset value per share	$27.15

Class R6:
Net assets	$1,295,992,249
Shares of beneficial interest outstanding, unlimited authorization, no par	47,663,722
Net asset value per share	$27.19
____________________
* Investments, at cost	$6,007,997,047

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Core Fund	Six months ended May 31, 2022 (Unaudited)

Investment Income:
Dividends	$43,178,955
Interest	91,312
43,270,267

Expenses:
Management fees	23,297,589
Distribution expenses — Class A	374,930
Distribution expenses — Class C	607,710
Distribution expenses — Class R	105,220
Dividend disbursing and transfer agent fees and expenses	4,228,606
Accounting and administration expenses	526,147
Reports and statements to shareholders expenses	507,743
Legal fees	169,828
Registration fees	142,408
Trustees’ fees and expenses	128,139
Custodian fees	106,385
Audit and tax fees	15,865
Other	70,358
30,280,928
Less expenses paid indirectly	(951)
Total operating expenses	30,279,977
Net Investment Income	12,990,290
Net Realized and Unrealized Loss:
Net realized loss on investments	(4,065,399)
Net change in unrealized appreciation (depreciation) of investments	(789,800,705)
Net Realized and Unrealized Loss	(793,866,104)
Net Decrease in Net Assets Resulting from Operations	$(780,875,814)

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Small Cap Core Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,990,290	$12,923,049
Net realized gain (loss)	(4,065,399)	451,165,030
Net change in unrealized appreciation (depreciation)	(789,800,705)	1,093,765,440
Net increase (decrease) in net assets resulting from
operations	(780,875,814)	1,557,853,519

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(19,265,935)	(1,951,967)
Class C	(9,463,365)	(1,003,028)
Class R	(2,863,111)	(279,913)
Institutional Class	(357,240,198)	(43,768,600)
Class R6	(83,096,087)	(9,588,230)
	(471,928,696)	(56,591,738)

Capital Share Transactions:
Proceeds from shares sold:
Class A	46,483,796	89,418,275
Class C	5,921,810	21,217,790
Class R	4,788,757	9,370,000
Institutional Class	1,451,956,317	1,798,041,672
Class R6	257,980,831	408,195,943
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	17,764,566	1,826,558
Class C	9,319,053	992,647
Class R	2,863,110	279,822
Institutional Class	264,151,847	33,842,749
Class R6	74,281,941	7,093,053
	2,135,512,028	2,370,278,509

12

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(46,817,299)	$(111,587,205)
Class C	(18,306,024)	(35,518,304)
Class R	(6,615,817)	(10,381,099)
Institutional Class	(1,048,998,269)	(1,869,954,254)
Class R6	(148,022,322)	(230,930,548)
	(1,268,759,731)	(2,258,371,410)
Increase in net assets derived from capital share
transactions	866,752,297	111,907,099
Net Increase (Decrease) in Net Assets	(386,052,213)	1,613,168,880
Net Assets:
Beginning of period	7,557,697,322	5,944,528,442
End of period	$7,171,645,109	$7,557,697,322

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$31.14	$24.79	$23.20	$23.91	$25.74	$22.23

0.02	(0.02)	0.02	0.03	0.05	(0.03)
(2.83)	6.56	1.99	1.25	0.04	3.78
(2.81)	6.54	2.01	1.28	0.09	3.75

—	—	(0.04)	(0.02)	—	—
(1.93)	(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(1.93)	(0.19)	(0.42)	(1.99)	(1.92)	(0.24)

$26.40	$31.14	$24.79	$23.20	$23.91	$25.74

(9.65% )	26.50%	8.81%	7.79%	0.44%	17.02%

$280,019	$312,223	$264,888	$279,872	$288,721	$324,710
1.06%	1.06%	1.10%	1.10%	1.12%	1.18%
0.11%	(0.06% )	0.09%	0.15%	0.19%	(0.12% )
19%	24%	37%	34%	38%	54%

15

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$26.86	$21.57	$20.35	$21.38	$23.38	$20.36

(0.08)	(0.21)	(0.12)	(0.11)	(0.13)	(0.19)
(2.41)	5.69	1.72	1.05	0.05	3.45
(2.49)	5.48	1.60	0.94	(0.08)	3.26

(1.93)	(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(1.93)	(0.19)	(0.38)	(1.97)	(1.92)	(0.24)

$22.44	$26.86	$21.57	$20.35	$21.38	$23.38

(10.02% )	25.54%	8.00%	6.99%	(0.31% )	16.17%

$107,191	$132,294	$117,251	$139,808	$168,400	$154,837
1.81%	1.81%	1.85%	1.85%	1.87%	1.93%
(0.64% )	(0.81% )	(0.66% )	(0.60% )	(0.56% )	(0.87% )
19%	24%	37%	34%	38%	54%

17

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$29.84	$23.82	$22.33	$23.12	$25.01	$21.66

(0.02)	(0.09)	(0.03)	(0.02)	(0.02)	(0.08)
(2.70)	6.30	1.90	1.20	0.05	3.67
(2.72)	6.21	1.87	1.18	0.03	3.59

(1.93)	(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(1.93)	(0.19)	(0.38)	(1.97)	(1.92)	(0.24)

$25.19	$29.84	$23.82	$22.33	$23.12	$25.01

(9.77% )	26.19%	8.51%	7.55%	0.19%	16.73%

$38,231	$44,366	$36,065	$27,631	$28,138	$33,112
1.31%	1.31%	1.35%	1.35%	1.37%	1.43%
(0.14% )	(0.31% )	(0.16% )	(0.10% )	(0.06% )	(0.37% )
19%	24%	37%	34%	38%	54%

19

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$32.00	$25.46	$23.81	$24.50	$26.29	$22.66

0.05	0.06	0.07	0.09	0.11	0.03
(2.91)	6.72	2.06	1.28	0.05	3.86
(2.86)	6.78	2.13	1.37	0.16	3.89

(0.06)	(0.05)	(0.10)	(0.09)	(0.03)	(0.02)
(1.93)	(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(1.99)	(0.24)	(0.48)	(2.06)	(1.95)	(0.26)

$27.15	$32.00	$25.46	$23.81	$24.50	$26.29

(9.54% )	26.80%	9.09%	8.06%	0.69%	17.31%

$5,450,212	$5,743,601	$4,632,204	$3,888,603	$3,451,251	$2,275,563
0.81%	0.81%	0.85%	0.85%	0.87%	0.93%
0.36%	0.19%	0.34%	0.40%	0.44%	0.13%
19%	24%	37%	34%	38%	54%

21

Financial highlights
Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$32.06	$25.51	$23.85	$24.54	$26.32	$22.68

0.07	0.10	0.10	0.12	0.15	0.06
(2.91)	6.72	2.06	1.28	0.05	3.86
(2.84)	6.82	2.16	1.40	0.20	3.92

(0.10)	(0.08)	(0.12)	(0.12)	(0.06)	(0.04)
(1.93)	(0.19)	(0.38)	(1.97)	(1.92)	(0.24)
(2.03)	(0.27)	(0.50)	(2.09)	(1.98)	(0.28)

$27.19	$32.06	$25.51	$23.85	$24.54	$26.32

(9.48% )	26.92%	9.24%	8.20%	0.86%	17.45%

$1,295,992	$1,325,213	$894,120	$677,315	$413,332	$49,594
0.69%	0.69%	0.71%	0.72%	0.74%	0.79%
0.48%	0.31%	0.48%	0.53%	0.57%	0.27%
19%	24%	37%	34%	38%	54%

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2022 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make

24

the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2022, and for all open tax years (years ended November 30, 2018–November 30, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this

25

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

arrangement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly." There were no such earnings credits for the six months ended May 31, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2022, the Fund earned $951 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2022, the Fund was charged $127,123 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to

26

DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2022, the Fund was charged $334,041 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2022, the Fund was charged $104,698 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2022, DDLP earned $33,677 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2022, DDLP received gross CDSC commissions of $286 and $3,477 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended May 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,154,427,498
Sales	689,495,661

27

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$6,007,997,047
Aggregate unrealized appreciation of investments	$1,693,143,575
Aggregate unrealized depreciation of investments	(536,370,429)
Net unrealized appreciation of investments	$1,156,773,146

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based

28

upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2022:

Level 1
Securities
Assets:
Common Stocks	$7,120,526,938
Short-Term Investments	44,243,255
Total Value of Securities	$7,164,770,193

During the six months ended May 31, 2022, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended May 31, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	5/31/22	11/30/21
Shares sold:
Class A	1,646,527	2,992,875
Class C	242,316	818,207
Class R	176,265	326,119
Institutional Class	50,133,766	57,922,579
Class R6	8,983,574	13,510,695
Shares issued upon reinvestment of dividends and distributions:
Class A	606,921	69,530
Class C	373,210	43,499
Class R	102,400	11,091
Institutional Class	8,784,564	1,256,693
Class R6	2,468,659	263,193
	73,518,202	77,214,481

29

Notes to financial statements
Delaware Small Cap Core Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	5/31/22	11/30/21
Shares redeemed:
Class A	(1,671,061)	(3,720,796)
Class C	(764,789)	(1,372,903)
Class R	(247,696)	(364,335)
Institutional Class	(37,653,437)	(61,643,329)
Class R6	(5,117,964)	(7,501,034)
	(45,454,947)	(74,602,397)
Net increase	28,063,255	2,612,084

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2022 and the year ended November 30, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/22	11,202	7,987	11,816	1,127	16,800	11,532	2,576	$883,634
Year ended
11/30/21	13,780	28,375	1,390,669	2,829	7,614	31,985	1,390,190	44,124,346

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of May 31, 2022, or at any time during the period then ended.

30

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized

31

Notes to financial statements
Delaware Small Cap Core Fund

6. Securities Lending (continued)

by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2022, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund's performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2022. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day

32

functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2022, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in the Fund's financial statements.

33

Other Fund information (Unaudited)
Delaware Small Cap Core Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

34

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

Semiannual report

US equity mutual fund

Delaware Small Cap Value Fund

May 31, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

The investment objective of the Fund is to seek capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2021 to May 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/21	5/31/22	Expense Ratio	12/1/21 to 5/31/22*
Actual Fund return†
Class A	$1,000.00	$987.70	1.12%	$5.55
Class C	1,000.00	983.90	1.87%	9.25
Class R	1,000.00	986.30	1.37%	6.78
Institutional Class	1,000.00	988.90	0.87%	4.31
Class R6	1,000.00	989.70	0.70%	3.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.12%	$5.64
Class C	1,000.00	1,015.61	1.87%	9.40
Class R	1,000.00	1,018.10	1.37%	6.89
Institutional Class	1,000.00	1,020.59	0.87%	4.38
Class R6	1,000.00	1,021.44	0.70%	3.53

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests (if any). The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10
equity holdings
Delaware Small Cap Value Fund	As of May 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks ◆	99.18%
Basic Industry	8.78%
Consumer Discretionary	9.99%
Consumer Staples	2.87%
Energy	9.87%
Financial Services*	27.86%
Healthcare	4.33%
Industrials	12.18%
Real Estate Investment Trusts	7.77%
Technology	9.77%
Transportation	2.05%
Utilities	3.71%
Short-Term Investments	0.76%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of banks, diversified financial services, and insurance. As of May 31, 2022, such amounts, as a percentage of total net assets were 19.23%, 2.19%, and 6.44%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10
equity holdings
Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	2.68%
Webster Financial	2.50%
Louisiana-Pacific	2.25%
Stifel Financial	2.19%
Hancock Whitney	2.11%
MasTec	2.07%
Western Alliance Bancorp	1.98%
WESCO International	1.83%
CNX Resources	1.77%
Magnolia Oil & Gas Class A	1.76%

4

Schedule of investments
Delaware Small Cap Value Fund	May 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.18% ◆
Basic Industry – 8.78%
Arconic †	1,893,700	$53,269,781
Ashland Global Holdings	429,200	45,932,984
Avient	1,029,700	50,661,240
Berry Global Group †	1,605,310	93,637,732
HB Fuller	885,500	62,941,340
Huntsman	2,208,000	80,040,000
Louisiana-Pacific	2,078,800	143,561,928
Summit Materials Class A †	1,164,400	31,799,764
		561,844,769
Consumer Discretionary – 9.99%
Acushnet Holdings	843,415	34,326,991
Adient †	1,345,700	47,624,323
Barnes Group	1,356,300	48,867,489
Cable One	19,580	25,514,698
Choice Hotels International	286,800	36,678,852
Cracker Barrel Old Country Store	382,000	38,967,820
Denny's †	1,182,200	12,247,592
Group 1 Automotive	316,500	56,840,235
KB Home	1,352,000	46,630,480
Meritage Homes †	615,900	52,542,429
Nexstar Media Group Class A	280,700	49,184,254
PROG Holdings †	616,100	17,983,959
Steven Madden	968,925	36,024,632
Texas Roadhouse	557,350	43,456,579
UniFirst	330,400	54,000,576
Wolverine World Wide	1,775,480	37,888,743
		638,779,652
Consumer Staples – 2.87%
J & J Snack Foods	377,500	48,403,050
Performance Food Group †	1,221,522	52,940,764
Scotts Miracle-Gro	224,200	21,213,804
Spectrum Brands Holdings	692,050	60,720,467
		183,278,085
Energy – 9.87%
CNX Resources †	5,222,600	113,434,872
Delek US Holdings †	1,431,000	41,727,960
Devon Energy	966,362	72,380,514
Dril-Quip †	656,000	20,624,640
Helix Energy Solutions Group †	3,841,600	17,825,024
Magnolia Oil & Gas Class A	4,085,700	112,806,177

5

Schedule of investments
Delaware Small Cap Value Fund

	Number of
	shares	Value (US $)
Common Stocks ◆ (continued)
Energy (continued)
Matador Resources	1,133,950	$69,057,555
Murphy Oil	1,844,000	78,222,480
Patterson-UTI Energy	4,730,700	90,261,756
Renewable Energy Group †	247,685	15,185,567
		631,526,545
Financial Services – 27.86%
American Equity Investment Life Holding	2,665,300	107,304,978
Bank of NT Butterfield & Son	1,126,300	35,568,554
East West Bancorp	2,331,323	171,445,493
Essent Group	1,154,900	49,418,171
First Financial Bancorp	2,600,900	54,566,882
First Interstate BancSystem Class A	2,254,822	85,841,074
FNB	8,297,100	100,809,765
Hancock Whitney	2,703,800	134,757,392
Hanover Insurance Group	638,000	93,530,800
Hope Bancorp	2,104,940	30,690,025
Kemper	642,700	33,953,841
Metropolitan Bank Holding †	360,505	27,841,801
S&T Bancorp	331,356	9,745,180
Sandy Spring Bancorp	801,400	33,939,290
Selective Insurance Group	1,147,606	91,005,156
Stewart Information Services	665,500	36,928,595
Stifel Financial	2,185,450	140,240,327
Synovus Financial	1,797,400	76,659,110
Umpqua Holdings	5,304,400	93,622,660
Valley National Bancorp	6,934,700	88,140,037
Webster Financial	3,257,660	159,918,529
Western Alliance Bancorp	1,556,800	126,676,816
		1,782,604,476
Healthcare – 4.33%
Avanos Medical †	1,076,021	30,871,043
Integer Holdings †	716,600	57,170,348
Integra LifeSciences
Holdings †	976,600	61,174,224
NuVasive †	751,662	43,152,915
Select Medical Holdings	1,476,600	35,955,210
Service Corp. International	697,100	48,817,913
		277,141,653

6

	Number of
	shares	Value (US $)
Common Stocks ◆ (continued)
Industrials – 12.18%
Altra Industrial Motion	1,528,643	$59,938,092
Atkore †	1,031,100	112,307,412
CACI International Class A †	196,412	55,068,032
Deluxe	505,400	12,094,222
H&E Equipment Services	870,200	31,022,630
ITT	1,102,030	81,351,855
KBR	1,219,372	60,675,951
MasTec †	1,584,529	132,450,779
Primoris Services	1,348,100	32,731,868
Regal Rexnord	330,539	41,300,848
WESCO International †	933,500	117,228,930
Zurn Water Solutions	1,482,500	42,725,650
		778,896,269
Real Estate Investment Trusts – 7.77%
Brandywine Realty Trust	4,329,337	48,272,108
Independence Realty Trust	1,357,100	31,905,421
Kite Realty Group Trust	2,735,914	57,344,757
Life Storage	503,500	58,788,660
LXP Industrial Trust	4,373,500	50,557,660
National Health Investors	914,900	54,116,335
Outfront Media	3,122,000	64,406,860
RPT Realty	2,707,889	32,955,009
Spirit Realty Capital	1,680,300	70,555,797
Summit Hotel Properties †	3,199,900	27,967,126
		496,869,733
Technology – 9.77%
Cirrus Logic †	679,000	55,365,660
Concentrix	301,900	46,761,291
Diodes †	553,727	42,642,516
Flex †	4,671,010	79,734,141
NCR †	1,111,158	38,546,071
NetScout Systems †	1,216,506	41,762,651
Power Integrations	423,786	35,759,063
TD SYNNEX	431,600	44,821,660
Teradyne	296,800	32,428,368
Tower Semiconductor †	1,620,100	78,186,026
TTM Technologies †	4,101,302	58,607,605
Viavi Solutions †	3,533,000	51,122,510
Vishay Intertechnology	957,000	19,561,080
		625,298,642

7

Schedule of investments
Delaware Small Cap Value Fund

	Number of
	shares	Value (US $)
Common Stocks ◆ (continued)
Transportation – 2.05%
Kirby †	723,900	$48,884,967
Saia †	113,350	22,396,827
Werner Enterprises	1,481,800	60,116,626
		131,398,420
Utilities – 3.71%
ALLETE	820,000	50,856,400
Black Hills	1,022,590	78,391,749
OGE Energy	1,057,300	43,666,490
Southwest Gas Holdings	692,400	64,483,212
		237,397,851
Total Common Stocks (cost $4,302,370,608)		6,345,036,095

Short-Term Investments – 0.76%
Money Market Mutual Funds – 0.76%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.72%)	12,097,715	12,097,715
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.60%)	12,097,714	12,097,714
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.71%)	12,097,715	12,097,715
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.71%)	12,097,715	12,097,715
Total Short-Term Investments (cost $48,390,859)		48,390,859
Total Value of Securities—99.94%
(cost $4,350,761,467)		$6,393,426,954

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware Small Cap Value Fund	May 31, 2022 (Unaudited)

Assets:
Investments, at value*	$6,393,426,954
Cash	495,959
Receivable for securities sold	18,512,525
Receivable for fund shares sold	8,131,447
Dividends and interest receivable	5,468,798
Other assets	47,973
Total Assets	6,426,083,656
Liabilities:
Payable for securities purchased	14,868,899
Payable for fund shares redeemed	8,113,528
Investment management fees payable to affiliates	3,328,600
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	1,569,331
Other accrued expenses	353,293
Distribution fees payable to affiliates	249,145
Dividend disbursing and transfer agent fees and expenses payable to
affiliates	51,143
Trustees’ fees and expenses payable to affiliates	44,087
Accounting and administration expenses payable to affiliates	15,222
Legal fees payable to affiliates	8,165
Reports and statements to shareholders expenses payable to affiliates	3,714
Distribution payable	17
Total Liabilities	28,605,144
Total Net Assets	$6,397,478,512

Net Assets Consist of:
Paid-in capital	$4,070,935,550
Total distributable earnings (loss)	2,326,542,962
Total Net Assets	$6,397,478,512

9

Statement of assets and liabilities
Delaware Small Cap Value Fund

Net Asset Value

Class A:
Net assets	$928,309,283
Shares of beneficial interest outstanding, unlimited authorization, no par	13,029,256
Net asset value per share	$71.25
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$75.60

Class C:
Net assets	$45,336,246
Shares of beneficial interest outstanding, unlimited authorization, no par	802,483
Net asset value per share	$56.49

Class R:
Net assets	$47,864,214
Shares of beneficial interest outstanding, unlimited authorization, no par	696,355
Net asset value per share	$68.74

Institutional Class:
Net assets	$3,896,141,528
Shares of beneficial interest outstanding, unlimited authorization, no par	51,300,129
Net asset value per share	$75.95

Class R6:
Net assets	$1,479,827,241
Shares of beneficial interest outstanding, unlimited authorization, no par	19,439,503
Net asset value per share	$76.12
___________________
*Investments, at cost	$4,350,761,467

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Value Fund	Six months ended May 31, 2022 (Unaudited)

Investment Income:
Dividends	$51,803,586
Interest	30,530
51,834,116

Expenses:
Management fees	20,982,213
Distribution expenses — Class A	1,243,813
Distribution expenses — Class C	251,198
Distribution expenses — Class R	130,682
Dividend disbursing and transfer agent fees and expenses	4,954,018
Administration expenses	478,100
Reports and statements to shareholders expenses	468,665
Legal fees	157,738
Trustees’ fees and expenses	115,523
Custodian fees	87,629
Registration fees	82,913
Audit and tax fees	15,868
Other	66,917
29,035,277
Less expenses paid indirectly	(1,596)
Total operating expenses	29,033,681
Net Investment Income	22,800,435
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	292,365,429
Net change in unrealized appreciation (depreciation) of investments	(382,089,238)
Net Realized and Unrealized Loss	(89,723,809)
Net Decrease in Net Assets Resulting from Operations	$(66,923,374)

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,800,435	$38,381,921
Net realized gain	292,365,429	300,690,716
Net change in unrealized appreciation (depreciation)	(382,089,238)	1,371,417,516
Net increase (decrease) in net assets resulting from
operations	(66,923,374)	1,710,490,153

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(45,458,345)	(4,041,420)
Class C	(2,658,184)	(68,123)
Class R	(2,387,422)	(221,432)
Institutional Class	(174,740,223)	(28,075,733)
Class R6	(72,885,947)	(9,897,320)
	(298,130,121)	(42,304,028)

Capital Share Transactions:
Proceeds from shares sold:
Class A	68,709,569	248,099,098
Class C	4,128,218	14,387,495
Class R	5,248,644	18,583,571
Institutional Class	559,801,366	1,046,374,208
Class R6	221,780,621	748,398,598

Net assets from merger:[1]
Class A	—	263,274,700
Institutional Class	—	2,421,400
Class R6	—	268,290
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	45,074,335	3,975,321
Class C	2,654,661	67,426
Class R	2,387,422	221,408
Institutional Class	165,309,317	26,608,971
Class R6	71,157,932	9,612,283
	1,146,252,085	2,382,292,769

12

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(146,485,588)	$(251,060,887)
Class C	(9,123,564)	(24,586,224)
Class R	(11,397,755)	(23,100,566)
Institutional Class	(570,174,088)	(1,325,435,282)
Class R6	(330,036,324)	(428,438,058)
	(1,067,217,319)	(2,052,621,017)
Increase in net assets derived from capital share
transactions	79,034,766	329,671,752
Net Increase (Decrease) in Net Assets	(286,018,729)	1,997,857,877

Net Assets:
Beginning of period	6,683,497,241	4,685,639,364
End of period	$6,397,478,512	$6,683,497,241

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$75.49	$55.68	$61.58	$61.81	$67.13	$58.16

0.16	0.28	0.39	0.52	0.37	0.34
(4.12)	19.94	(3.67)	3.63	(4.81)	8.94
(3.96)	20.22	(3.28)	4.15	(4.44)	9.28

(0.28)	(0.41)	(0.58)	(0.42)	(0.27)	(0.31)
—	—	(2.04)	(3.96)	(0.61)	—
(0.28)	(0.41)	(2.62)	(4.38)	(0.88)	(0.31)

$71.25	$75.49	$55.68	$61.58	$61.81	$67.13

(1.23% )	36.52%	(5.70% )	8.69%	(6.70% )	16.01%

$928,310	$1,016,518	$551,442	$637,146	$733,864	$881,709
1.12%	1.11%	1.14%	1.15%	1.15%	1.18%
0.44%	0.38%	0.80%	0.90%	0.56%	0.55%
10%	14%	23%	18%	18%	15%

15

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$60.49	$44.71	$49.95	$50.96	$55.65	$48.34

(0.09)	(0.21)	0.02	0.07	(0.10)	(0.10)
(3.91)	16.06	(3.00)	2.88	(3.98)	7.43
(4.00)	15.85	(2.98)	2.95	(4.08)	7.33

—	(0.07)	(0.22)	—	—	(0.02)
—	—	(2.04)	(3.96)	(0.61)	—
—	(0.07)	(2.26)	(3.96)	(0.61)	(0.02)

$56.49	$60.49	$44.71	$49.95	$50.96	$55.65

(1.61% )	35.48%	(6.38% )	7.88%	(7.41% )	15.17%

$45,336	$51,078	$46,463	$69,109	$74,828	$105,757
1.87%	1.86%	1.89%	1.90%	1.90%	1.93%
(0.31% )	(0.37% )	0.05%	0.15%	(0.19% )	(0.20% )
10%	14%	23%	18%	18%	15%

17

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$72.83	$53.74	$59.52	$59.86	$65.05	$56.40

0.07	0.09	0.26	0.36	0.20	0.18
(4.09)	19.28	(3.56)	3.52	(4.66)	8.66
(4.02)	19.37	(3.30)	3.88	(4.46)	8.84

(0.07)	(0.28)	(0.44)	(0.26)	(0.12)	(0.19)
—	—	(2.04)	(3.96)	(0.61)	—
(0.07)	(0.28)	(2.48)	(4.22)	(0.73)	(0.19)

$68.74	$72.83	$53.74	$59.52	$59.86	$65.05

(1.37% )	36.18%	(5.92% )	8.42%	(6.92% )	15.71%

$47,864	$54,481	$43,823	$55,697	$62,791	$84,131
1.37%	1.36%	1.39%	1.40%	1.40%	1.43%
0.19%	0.13%	0.55%	0.65%	0.31%	0.30%
10%	14%	23%	18%	18%	15%

19

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$80.31	$59.19	$65.28	$65.29	$70.83	$61.32

0.27	0.48	0.55	0.70	0.57	0.52
(4.19)	21.18	(3.86)	3.86	(5.08)	9.42
(3.92)	21.66	(3.31)	4.56	(4.51)	9.94

(0.44)	(0.54)	(0.74)	(0.61)	(0.42)	(0.43)
—	—	(2.04)	(3.96)	(0.61)	—
(0.44)	(0.54)	(2.78)	(4.57)	(1.03)	(0.43)

$75.95	$80.31	$59.19	$65.28	$65.29	$70.83

(1.11% )	36.84%	(5.43% )	8.95%	(6.46% )	16.30%

$3,896,142	$3,958,855	$3,115,293	$2,955,897	$2,731,344	$3,270,954
0.87%	0.86%	0.89%	0.90%	0.90%	0.93%
0.69%	0.63%	1.05%	1.15%	0.81%	0.80%
10%	14%	23%	18%	18%	15%

21

Financial highlights
Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$80.53	$59.32	$65.41	$65.41	$70.95	$61.38

0.34	0.61	0.64	0.81	0.69	0.65
(4.20)	21.21	(3.85)	3.85	(5.08)	9.43
(3.86)	21.82	(3.21)	4.66	(4.39)	10.08

(0.55)	(0.61)	(0.84)	(0.70)	(0.54)	(0.51)
—	—	(2.04)	(3.96)	(0.61)	—
(0.55)	(0.61)	(2.88)	(4.66)	(1.15)	(0.51)

$76.12	$80.53	$59.32	$65.41	$65.41	$70.95

(1.03% )	37.08%	(5.28% )	9.14%	(6.29% )	16.52%

$1,479,827	$1,602,565	$928,618	$605,623	$394,064	$207,719
0.70%	0.69%	0.72%	0.72%	0.72%	0.75%
0.86%	0.80%	1.22%	1.33%	0.99%	0.98%
10%	14%	23%	18%	18%	15%

23

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2022 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make

24

the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund's federal income tax returns through the six months ended May 31, 2022, and for all open tax years (years ended November 30, 2018–November 30, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act (including 12d1-4). The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if

25

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2022. The expenses paid under this agreement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly."

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2022, the Fund earned $1,596 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2022, the Fund was charged $115,231 for these services.

26

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2022, the Fund was charged $302,157 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Class R6 and Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2022, the Fund was charged $94,454 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2022, DDLP earned $24,538 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2022, DDLP received gross CDSC commissions of $1,569 and $3,287 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

27

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments

For the six months ended May 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$639,402,859
Sales	791,454,684

At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$4,350,761,467
Aggregate unrealized appreciation of investments	$2,234,945,174
Aggregate unrealized depreciation of investments	(192,279,687)
Net unrealized appreciation of investments	$2,042,665,487

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

28

Level 3	–	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2022:

Level 1
Securities
Assets:
Common Stocks	$6,345,036,095
Short-Term Investments	48,390,859
Total Value of Securities	$6,393,426,954

During the six months ended May 31, 2022, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended May 31, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	5/31/22	11/30/21
Shares sold:
Class A	931,481	3,474,425
Class C	69,395	247,169
Class R	73,506	267,971
Institutional Class	7,144,576	13,773,855
Class R6	2,823,111	9,815,380

29

Notes to financial statements
Delaware Small Cap Value Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	5/31/22	11/30/21
Shares from merger:[1]
Class A	—	3,572,733
Institutional Class	—	30,921
Class R6	—	3,419

Shares issued upon reinvestment of dividends and distributions:
Class A	618,304	67,207
Class C	45,770	1,413
Class R	33,912	3,871
Institutional Class	2,129,726	423,912
Class R6	915,332	152,940
	14,785,113	31,835,216

Shares redeemed:
Class A	(1,985,665)	(3,552,435)
Class C	(157,063)	(443,477)
Class R	(159,116)	(339,226)
Institutional Class	(7,267,741)	(17,571,312)
Class R6	(4,198,081)	(5,726,210)
	(13,767,666)	(27,632,660)
Net increase	1,017,447	4,202,556

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2022 and the year ended November 30, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/22	6,874	1,071	156,227	—	889	6,452	155,881	$12,400,117
Year ended
11/30/21	52,996	9,112	3,561,720	42,700	7,665	81,120	3,564,685	287,811,324

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5. Reorganization

On July 9, 2021, the Board approved a proposal to reorganize Delaware Special Situations Fund, a series of Delaware Group® Equity Funds IV (the “Acquired Fund”) with and into Delaware Small Cap Value Fund (the “Acquiring Fund”), (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on July 9, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Fund	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Special Situations Fund		Delaware Small Cap Value Fund
Class A	$263,274,700	9,535,508	3,572,733	$787,782,148	0.3747
Institutional
Class	2,421,400	85,380	30,921	4,144,979,722	0.3622
Class R6	268,290	9,355	3,419	1,299,571,877	0.3655

The net assets of the Acquiring Fund before the Reorganization were $6,341,614,884. The net assets of the Acquiring Fund immediately following the Reorganization were $6,607,579,274.

Assuming the Reorganization had been completed on December 1, 2020, the Acquiring Fund's pro forma results of operations for the year ended November 30, 2021, would have been as follows:

Net investment income	$38,807,672
Net realized gain on investments	321,924,803
Net change in unrealized appreciation (depreciation)	1,513,591,568
Net increase in net assets resulting from operations	$1,874,324,043

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund's Statement of Operations since the Reorganization was consummated on July 9, 2021.

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Notes to financial statements
Delaware Small Cap Value Fund

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of May 31, 2022, or at any time during the period then ended.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies,

32

instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2022, the Fund had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

33

Notes to financial statements
Delaware Small Cap Value Fund

8. Credit and Market Risk (continued)

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2022. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2022, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in the Fund's financial statements.

34

Other Fund information (Unaudited)
Delaware Small Cap Value Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

35

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2022